UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07484

Nuveen Massachusetts Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 November 2021

# Nuveen Municipal Closed-End Funds

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences." Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

# Semiannual Report

Life is

Complex.

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports
right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund
dividends and statements from your
financial professional or brokerage account.

or

www.nuveen.com/client-access
If you receive your Nuveen Fund
dividends and statements directly from
Nuveen.

NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Chair’s Letter
to Shareholders

Dear Shareholders,

In 2021, we have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.

As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the Federal Reserve has begun winding down its pandemic bond buying program and has signaled higher short-term interest rates in 2022 to help keep inflation in check. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.

Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.

To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth
Chair of the Board
January 21, 2022

Important Notices

For Shareholders of

Nuveen Georgia Quality Municipal Income Fund (NKG)

Nuveen Massachusetts Quality Municipal Income Fund (NMT)

Nuveen Minnesota Quality Municipal Income Fund (NMS)

Nuveen Missouri Quality Municipal Income Fund (NOM)

Nuveen Virginia Quality Municipal Income Fund (NPV)

Portfolio Manager Commentaries in Semiannual Reports

Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentary only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ May 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable, over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

The use of leverage had a negligible impact on the performance of NKG, NMT, NOM, and NPV over the reporting period. Leverage had a positive impact on the performance of NMS over the reporting period.

As of November 30, 2021, the Funds’ percentages of leverage are as shown in the accompanying table.

	NKG	NMT	NMS	NOM	NPV
Effective Leverage*	34.50%	36.47%	36.97%	36.10%	35.09%
Regulatory Leverage*	28.29%	34.31%	36.97%	35.35%	31.81%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of November 30, 2021, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares Issued at	Shares Issued at
	Liquidation Preference	Liquidation Preference	Total
NKG	$ 58,500,000	$ —	$ 58,500,000
NMT	$ 74,000,000	$ —	$ 74,000,000
NMS	$ 52,800,000	$ —	$ 52,800,000
NOM	$ 18,000,000	$ —	$ 18,000,000
NPV	$128,000,000	$ —	$128,000,000

*	Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.
**	Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on preferred shares and each Fund’s respective transactions.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of November 30, 2021. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NKG	NMT	NMS	NOM	NPV
June 2021	$0.0450	$0.0460	$0.0525	$0.0440	$0.0485
July	0.0450	0.0460	0.0525	0.0440	0.0485
August	0.0450	0.0460	0.0525	0.0440	0.0485
September	0.0450	0.0460	0.0525	0.0440	0.0485
October	0.0450	0.0430	0.0525	0.0440	0.0485
November 2021	0.0450	0.0430	0.0525	0.0440	0.0485
Total Distributions from Net Investment Income	$0.2700	$0.2700	$0.3150	$0.2640	$0.2910

Yields
Market Yield*	3.90%	3.36%	4.17%	3.62%	3.46%
Taxable-Equivalent Yield*	7.24%	6.21%	8.46%	6.66%	6.46%

*	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 46.6%, 45.8%, 50.7%, 46.2% and 46.6% for NKG, NMT, NMS, NOM and NPV, respectively. Your actual combined federal and state income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

During August 2021, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

As of November 30, 2021, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NKG	NMT	NMS	NOM	NPV
Common shares cumulatively repurchased and retired	149,500	26,148	10,000	0	55,000
Common shares authorized for repurchase	1,035,000	930,000	575,000	230,000	1,790,000
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION

As of November 30, 2021, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NKG	NMT	NMS	NOM	NPV
Common share NAV	$14.26	$15.19	$15.57	$14.02	$15.32
Common share price	$13.84	$15.34	$15.10	$14.59	$16.80
Premium/(Discount) to NAV	(2.95)%	0.99%	(3.02)%	4.07%	9.66%
Average premium/(discount) to NAV	(3.93)%	0.08%	0.92%	9.98%	6.71%

NKG	Nuveen Georgia Quality Municipal Income Fund Performance Overview and Holding Summaries as of November 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NKG at Common Share NAV	0.84%	2.97%	5.04%	4.31%
NKG at Common Share Price	3.77%	13.25%	5.38%	4.30%
S&P Municipal Bond Index	0.67%	2.22%	4.21%	3.97%
S&P Municipal Bond Georgia Index[1]	0.69%	1.67%	3.77%	3.50%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

1 For purposes of Fund performance, relative results are measured against this benchmark/index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	149.7%
Other Assets Less Liabilities	2.9%
Net Assets Plus Floating Rate Obligations
& AMTP Shares, net of deferred
offering costs	152.6%
Floating Rate Obligations	(13.2)%
AMTP Shares, net of deferred
offering costs	(39.4)%
Net Assets	100%

States and Territories[1]
(% of total municipal bonds)
Georgia	89.5%
Florida	2.6%
West Virginia	1.8%
Colorado	1.6%
Puerto Rico	1.5%
Illinois	1.2%
Nevada	1.0%
Washington	0.8%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	29.5%
Tax Obligation/Limited	16.2%
Tax Obligation/General	16.1%
Health Care	12.0%
Education and Civic Organizations	9.8%
U.S. Guaranteed	9.6%
Transportation	5.1%
Other	1.7%
Total	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	7.9%
AAA	6.2%
AA	57.7%
A	16.9%
BBB	8.6%
BB or Lower	0.5%
N/R (not rated)	2.2%
Total	100%

[1]	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Georgia's personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

NMT	Nuveen Massachusetts Quality Municipal Income Fund Performance Overview and Holding Summaries as of November 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMT at Common Share NAV	0.66%	3.51%	5.21%	4.78%
NMT at Common Share Price	4.65%	7.58%	6.91%	5.80%
S&P Municipal Bond Index	0.67%	2.22%	4.21%	3.97%
S&P Municipal Bond Massachusetts Index[1]	0.48%	1.39%	3.92%	3.55%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

1 For purposes of Fund performance, relative results are measured against this benchmark/index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	150.4%
Other Assets Less Liabilities	1.7%
Net Assets Plus VRDP Shares,
net of deferred offering costs	152.1%
VRDP Shares, net of deferred
offering costs	(52.1)%
Net Assets	100%

States and Territories[1]
(% of total municipal bonds)
Massachusetts	95.9%
Puerto Rico	2.2%
Guam	1.2%
Virgin Islands	0.7%
Total	100%

Portfolio Composition
(% of total investments)
Education and Civic Organizations	31.5%
Health Care	18.3%
Tax Obligation/Limited	15.6%
Tax Obligation/General	10.6%
Utilities	7.8%
Transportation	6.2%
U.S. Guaranteed	5.8%
Other	4.2%
Total	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	5.2%
AAA	4.5%
AA	53.5%
A	21.4%
BBB	9.7%
BB or Lower	1.2%
N/R (not rated)	4.5%
Total	100%

[1]	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Massachusetts' personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

NMS	Nuveen Minnesota Quality Municipal Income Fund Performance Overview and Holding Summaries as of November 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMS at Common Share NAV	1.71%	4.39%	5.99%	5.56%
NMS at Common Share Price	(5.11)%	5.26%	3.11%	4.09%
S&P Municipal Bond Index	0.67%	2.22%	4.21%	3.97%
S&P Municipal Bond Minnesota Index[1]	0.60%	1.69%	3.83%	3.55%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

1 For purposes of Fund performance, relative results are measured against this benchmark/index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	157.3%
Other Assets Less Liabilities	1.3%
Net Assets Plus AMTP Shares,
net of deferred offering costs	158.6%
AMTP Shares, net of deferred
offering costs	(58.6)%
Net Assets	100%

States and Territories[1]
(% of total municipal bonds)
Minnesota	99.6%
Guam	0.4%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	23.6%
Education and Civic Organizations	20.5%
Tax Obligation/General	15.0%
Tax Obligation/Limited	10.0%
Utilities	9.0%
Long-Term Care	7.3%
U.S. Guaranteed	5.8%
Other	8.8%
Total	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	3.2%
AAA	14.3%
AA	22.5%
A	30.5%
BBB	6.6%
BB or Lower	10.0%
N/R (not rated)	12.9%
Total	100%

[1]	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota's personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

NOM	Nuveen Missouri Quality Municipal Income Fund Performance Overview and Holding Summaries as of November 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NOM at Common Share NAV	0.88%	3.67%	4.84%	4.90%
NOM at Common Share Price	1.04%	6.58%	0.49%	3.65%
S&P Municipal Bond Index	0.67%	2.22%	4.21%	3.97%
S&P Municipal Bond Missouri Index[1]	0.83%	2.57%	4.25%	3.99%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

1 For purposes of Fund performance, relative results are measured against this benchmark/index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	150.1%
Other Assets Less Liabilities	5.7%
Net Assets Plus Floating Rate Obligations
& MFP Shares, net of deferred
offering costs	155.8%
Floating Rate Obligations	(1.8)%
MFP Shares, net of deferred
offering costs	(54.0)%
Net Assets	100%

States and Territories[1]
(% of total municipal bonds)
Missouri	96.4%
Puerto Rico	2.0%
Guam	1.6%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	24.4%
Tax Obligation/Limited	17.5%
Tax Obligation/General	16.7%
Education and Civic Organizations	10.9%
Utilities	10.1%
U.S. Guaranteed	8.1%
Long-Term Care	6.1%
Other	6.2%
Total	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	4.0%
AAA	5.5%
AA	45.1%
A	23.9%
BBB	9.2%
BB or Lower	4.0%
N/R (not rated)	8.3%
Total	100%

[1]	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri's personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

NPV	Nuveen Virginia Quality Municipal Income Fund Performance Overview and Holding Summaries as of November 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPV at Common Share NAV	0.85%	4.47%	6.06%	4.80%
NPV at Common Share Price	6.06%	12.18%	9.93%	5.66%
S&P Municipal Bond Index	0.67%	2.22%	4.21%	3.97%
S&P Municipal Bond Virginia Index[1]	0.50%	1.23%	3.89%	3.57%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

1 For purposes of Fund performance, relative results are measured against this benchmark/index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	153.7%
Other Assets Less Liabilities	0.2%
Net Assets Plus Floating Rate Obligations
& VRDP Shares, net of deferred
offering costs	153.9%
Floating Rate Obligations	(7.4)%
VRDP Shares, net of deferred
offering costs	(46.5)%
Net Assets	100%

States and Territories[1]
(% of total municipal bonds)
Virginia	69.6%
District of Columbia	16.3%
Puerto Rico	5.7%
Guam	3.5%
Virgin Islands	2.1%
Colorado	1.4%
Washington	0.7%
Pennsylvania	0.5%
New York	0.2%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	29.0%
Tax Obligation/Limited	21.9%
Health Care	14.4%
Education and Civic Organizations	8.9%
U.S. Guaranteed	7.4%
Utilities	5.6%
Long-Term Care	5.1%
Other	7.7%
Total	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	6.9%
AAA	4.7%
AA	42.9%
A	12.7%
BBB	14.2%
BB or Lower	7.3%
N/R (not rated)	11.3%
Total	100%

[1]	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia's personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Shareholder Meeting Report

The annual meeting of shareholders was held on November 17, 2021 for NMT. The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting the shareholders were asked to elect Board members.

	NMT
	Common and
	Preferred
	shares voting
	together	Preferred
	as a class	Shares
Approval of the Board Members was reached as follows:
Jack B. Evans
For	7,752,817	—
Withhold	313,053	—
Total	8,065,870	—
Joanne T. Medero
For	7,733,886	—
Withhold	331,984	—
Total	8,065,870	—
Matthew Thornton III
For	7,813,151	—
Withhold	252,719	—
Total	8,065,870	—
William C. Hunter
For	—	740
Withhold	—	—
Total	—	740
Albin F. Moschner
For	—	740
Withhold	—	—
Total	—	740

NKG	Nuveen Georgia Quality Municipal Income Fund Portfolio of Investments November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.7% (100.0% of Total Investments)
	Education and Civic Organizations – 14.7% (9.8% of Total Investments)
$ 3,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	$ 3,423,180
	Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
1,340	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten	10/23 at 100.00	N/R	1,410,417
	Academy Project, Series 2013B, 7.000%, 10/01/43
3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts	3/26 at 100.00	A2	3,439,290
	Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36
1,530	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College	7/27 at 100.00	A+	1,842,656
	Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/37
1,155	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	9/29 at 100.00	AA	1,448,359
	Green Series 2019B, 5.000%, 9/01/48
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/23 at 100.00	AA	3,216,060
	Refunding Series 2013A, 5.000%, 10/01/43
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/26 at 100.00	AA	2,368,180
	Refunding Series 2016A, 5.000%, 10/01/46 (UB) (4)
1,325	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa1	1,372,554
	Refunding Series 2012C, 5.250%, 10/01/30
830	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/31 at 100.00	Baa1	966,186
	Series 2021, 4.000%, 10/01/50
2,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Savannah State	6/31 at 100.00	A+	2,340,900
	University Projects, Refunding & Improvement Series 2021B, 4.000%, 6/15/44
19,180	Total Education and Civic Organizations			21,827,782
	Health Care – 18.0% (12.0% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical
	Center, Series 1998:
205	5.250%, 12/01/22 (5),(6)	12/21 at 100.00	N/R	14,854
745	5.375%, 12/01/28 (5),(6)	12/21 at 100.00	N/R	53,983
88	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical	No Opt. Call	N/R	98,754
	Center, Series 2016, 6.500%, 10/01/22 (5),(6)
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children’s Healthcare of
	Atlanta, Inc. Project, Series 2019A:
3,245	4.000%, 7/01/44	7/29 at 100.00	AA+	3,784,903
1,000	4.000%, 7/01/49	7/29 at 100.00	AA+	1,158,540
875	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/30 at 100.00	A	1,087,625
	Wellstar Health System, Series 2020A, 5.000%, 4/01/50
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health
	System, Inc Project, Series 2017A:
1,780	5.000%, 4/01/36	4/27 at 100.00	A	2,131,052
1,000	5.000%, 4/01/37	4/27 at 100.00	A	1,196,620
3,485	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	7/26 at 100.00	AA–	4,100,730
	Project, Series 2016A, 5.000%, 7/01/46
2,500	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	7/29 at 100.00	AA–	2,879,100
	Project, Series 2019A, 4.000%, 7/01/49

NKG	Nuveen Georgia Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation
	Certificates, Northeast Georgia Health Services Inc., Series 2017B:
$ 3,000	5.500%, 2/15/42 (UB) (4)	2/27 at 100.00	AA	$ 3,614,820
5,500	5.250%, 2/15/45 (UB) (4)	2/27 at 100.00	AA	6,546,980
23,423	Total Health Care			26,667,961
	Housing/Multifamily – 0.8% (0.6% of Total Investments)
1,205	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BB+	1,211,314
	Testletree Village Apartments, Series 2013A, 4.500%, 11/01/35
	Industrials – 1.7% (1.1% of Total Investments)
	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center
	Hotel Revenue Bonds, First Tier Series 2021A:
1,000	4.000%, 1/01/36	1/31 at 100.00	BBB–	1,157,910
1,220	4.000%, 1/01/54	1/31 at 100.00	BBB–	1,385,542
2,220	Total Industrials			2,543,452
	Tax Obligation/General – 24.2% (16.1% of Total Investments)
4,000	Bryan County School District, Georgia, General Obligation Bonds, Series 2018, 5.000%,	8/26 at 100.00	AA+	4,777,400
	8/01/42 (UB) (4)
700	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates,	7/30 at 100.00	AA	822,535
	Tanner Medical Center Inc. Project, Series 2020, 4.000%, 7/01/50
3,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates,	7/25 at 100.00	AA	3,432,210
	Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41
2,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building	6/28 at 100.00	A+	2,311,160
	Series 2018A, 4.000%, 6/15/37
1,760	Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp	7/31 at 100.00	A1	2,025,232
	County Hospital Project, Series 2021, 4.000%, 7/01/51
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding
	Series 2017:
1,000	5.000%, 2/01/29 – AGM Insured	2/27 at 100.00	AA	1,196,010
650	5.000%, 2/01/35 – AGM Insured	2/27 at 100.00	AA	778,069
2,350	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series	6/28 at 100.00	AA+	2,672,373
	2018A, 4.000%, 12/01/43
2,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2020,	2/30 at 100.00	AAA	2,584,460
	5.000%, 2/01/38
3,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding &	4/25 at 100.00	AAA	3,430,290
	Improvement Series 2015, 5.000%, 4/01/44
3,550	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/28	2/25 at 100.00	AAA	4,055,342
170	Jackson County School District, Georgia, General Obligation Bonds, School Series 2019,	3/29 at 100.00	AA+	216,694
	5.000%, 3/01/32
345	Lamar County School District, Georgia, General Obligation Bonds, Series 2017,	9/27 at 100.00	Aa1	423,198
	5.000%, 3/01/33
500	Paulding County, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/31	2/28 at 100.00	Aa1	618,920
	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation
	Certificates, Refunding Series 2019A:
500	5.000%, 10/01/34	10/29 at 100.00	Aa2	640,295
370	5.000%, 10/01/36	10/29 at 100.00	Aa2	472,483
195	5.000%, 10/01/37	10/29 at 100.00	Aa2	248,504
	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016:
500	5.000%, 8/01/30	2/26 at 100.00	Aa1	589,250
400	5.000%, 8/01/31	2/26 at 100.00	Aa1	471,508

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,500	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B,	6/28 at 100.00	Aa2	$ 4,081,875
	4.000%, 6/01/42
30,490	Total Tax Obligation/General			35,847,808
	Tax Obligation/Limited – 24.2% (16.2% of Total Investments)
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta
	Parking Facility Project, Series 2017:
1,180	5.000%, 12/01/34	12/27 at 100.00	AA+	1,457,571
1,260	5.000%, 12/01/36	12/27 at 100.00	AA+	1,558,267
3,250	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium	7/25 at 100.00	A1	3,730,220
	Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
575	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017,	No Opt. Call	A3	649,152
	5.000%, 12/01/24
	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D:
1,200	5.000%, 1/01/30	1/27 at 100.00	A2	1,421,856
1,525	5.000%, 1/01/31	1/27 at 100.00	A2	1,800,995
725	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/41	7/23 at 100.00	A–	774,822
3,880	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding	No Opt. Call	Baa2	4,362,944
	Series 1993, 5.625%, 10/01/26 – NPFG Insured
300	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding	No Opt. Call	AA–	338,922
	Series 2005, 5.500%, 10/01/26 – NPFG Insured
3,020	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association,	No Opt. Call	Baa2	3,402,694
	Series 1998A, 4.750%, 6/01/28 – NPFG Insured
700	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue	6/27 at 100.00	AA	852,628
	Bonds, Series 2017A, 5.000%, 6/01/29
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third
	Indenture, Series 2015B:
1,000	5.000%, 7/01/41	7/26 at 100.00	AA+	1,191,120
3,000	5.000%, 7/01/42	7/26 at 100.00	AA+	3,574,320
5,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018,	7/28 at 100.00	AA	5,715,400
	4.000%, 7/01/48
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
710	4.500%, 7/01/34	7/25 at 100.00	N/R	776,747
2,312	4.550%, 7/01/40	7/28 at 100.00	N/R	2,626,270
1,675	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa3	1,681,499
	Bonds, Refunding Subordinate Series 2021B. Exchange Purchase, 3.000%, 7/01/58
31,312	Total Tax Obligation/Limited			35,915,427
	Transportation – 7.6% (5.1% of Total Investments)
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	Aa3	2,007,760
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds,
	Refunding Subordinate Lien Series 2014A:
2,575	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,815,016
3,750	5.000%, 1/01/34	1/24 at 100.00	Aa3	4,092,975
1,995	Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51	7/31 at 100.00	AA	2,382,908
10,320	Total Transportation			11,298,659

NKG	Nuveen Georgia Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 14.4% (9.6% of Total Investments) (7)
$ 2,810	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42	1/22 at 100.00	Aa3	$ 2,820,650
	(Pre-refunded 1/01/22) (AMT)
2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds,	1/22 at 100.00	N/R	2,007,720
	Memorial Health University Medical Center, Inc., Refunding & Improvement Series 2012A,
	5.000%, 1/01/31 (Pre-refunded 1/01/22)
600	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens	1/22 at 100.00	AA	602,352
	Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%,	5/24 at 100.00	AA+	556,355
	5/01/31 (Pre-refunded 5/01/24)
625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation	5/22 at 100.00	AA+	637,556
	Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/25 at 100.00	AA	3,477,090
	Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
	(Pre-refunded 2/15/25)
1,620	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic	11/22 at 100.00	AA–	1,694,131
	Health East Issue, Series 2012, 5.000%, 11/15/37 (Pre-refunded 11/15/22)
3,500	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2013, 5.000%,	2/23 at 100.00	AAA	3,695,510
	2/01/36 (Pre-refunded 2/01/23)
1,500	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	2/24 at 100.00	Aa3	1,652,340
	2014B, 5.000%, 2/01/37 (Pre-refunded 2/01/24)
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of	4/24 at 100.00	A+	3,323,310
	Art & Design Projects, Series 2014, 5.000%, 4/01/44 (Pre-refunded 4/01/24)
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012,	12/22 at 100.00	Aa2	848,913
	5.000%, 12/01/38 (Pre-refunded 12/01/22)
19,965	Total U.S. Guaranteed			21,315,927
	Utilities – 44.1% (29.5% of Total Investments)
4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018A, 5.000%,	11/27 at 100.00	Aa2	4,925,840
	11/01/39 (UB) (4)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018B,	11/27 at 100.00	Aa2	6,138,700
	5.000%, 11/01/47
260	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.750%, 11/01/30 –	No Opt. Call	AA	361,941
	AGM Insured
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe	2/28 at 100.00	BBB+	1,419,675
	Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe	2/28 at 100.00	BBB+	1,419,675
	Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45
5	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001,	12/21 at 100.00	Aa1	5,020
	5.000%, 8/01/35 – AGM Insured
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	AA+	592,510
1,600	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2021B,	6/31 at 100.00	AA+	1,751,312
	3.000%, 6/01/46
1,750	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/33	3/27 at 100.00	A2	2,084,302
1,000	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%, 3/01/41	3/30 at 100.00	A2	1,170,590
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B:
6,000	5.250%, 10/01/32 – AGM Insured (UB) (4)	10/26 at 100.00	AA	7,294,680
300	5.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	358,965
5,350	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series	12/21 at 100.00	Aa3	5,372,095
	2011A, 5.250%, 10/01/41
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013,	1/23 at 100.00	AA	1,049,260
	5.000%, 1/01/33
3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG,	1/23 at 100.00	A1	3,138,720
	5.000%, 1/01/43

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,500	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B,	No Opt. Call	A+	$ 1,520,325
	5.000%, 3/15/22
2,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A,	No Opt. Call	A+	2,025,820
	5.000%, 3/15/22
1,000	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A,	No Opt. Call	A3	1,496,080
	5.000%, 5/15/49
1,525	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%,	9/24 at 100.43	Aa2	1,677,027
	8/01/49 (Mandatory Put 12/02/24)
2,000	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Variable Rate Demand	6/23 at 100.40	Aa2	2,116,080
	Bonds Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)
225	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AA	225,000
	12/01/21 – AGM Insured
3,500	Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%, 12/01/50 –	12/30 at 100.00	AA	4,121,040
	AGM Insured
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P Bonds,
	Series 2021A:
650	5.000%, 1/01/56	1/30 at 100.00	BBB+	787,638
1,000	5.000%, 1/01/63	1/30 at 100.00	BBB+	1,211,750
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien	No Opt. Call	A2	1,205,655
	Series 2015A, 0.000%, 1/01/32
2,260	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien	7/26 at 100.00	AA	2,668,811
	Series 2016A, 5.000%, 1/01/30 – BAM Insured
	Oconee County, Georgia, Water and Sewerage Revenue Bonds, Series 2017A:
155	5.000%, 9/01/35	9/27 at 100.00	AA	189,466
535	5.000%, 9/01/37	9/27 at 100.00	AA	654,471
2,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds,	1/24 at 100.00	AA	2,182,340
	Refunding Series 2014, 5.000%, 1/01/30
2,315	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard	2/26 at 100.00	Aa1	2,610,973
	Creek Reservoir Project, Series 2016, 4.000%, 2/01/38
3,105	Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement	7/30 at 100.00	Aa3	3,656,634
	Series 2020, 4.000%, 7/01/50
57,535	Total Utilities			65,432,395
$ 195,650	Total Long-Term Investments (cost $207,813,098)			222,060,725
	Floating Rate Obligations – (13.2)%			(19,600,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (39.4)% (8)			(58,447,874)
	Other Assets Less Liabilities – 2.9%			4,293,447
	Net Asset Applicable to Common Shares – 100%			$ 148,306,298

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. (8) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 26.3%.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

See accompanying notes to financial statements.

NMT	Nuveen Massachusetts Quality Municipal Income Fund Portfolio of Investments November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 150.4% (100.0% of Total Investments)
	Education and Civic Organizations – 47.3% (31.5% of Total Investments)
$ 210	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019,	6/26 at 100.00	N/R	$ 225,656
	5.000%, 6/15/49
	Massachusetts Development Finance Agency, Revenue Bonds, Bentley College Issue,
	Series 2021A:
1,000	4.000%, 7/01/38	7/31 at 100.00	A2	1,197,950
735	4.000%, 7/01/39	7/31 at 100.00	A2	879,993
3,515	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music,	10/26 at 100.00	A	4,151,953
	Series 2016, 5.000%, 10/01/39
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S,	7/23 at 100.00	AA–	2,347,576
	5.000%, 7/01/38
730	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T,	7/27 at 100.00	AA–	878,365
	5.000%, 7/01/42
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender
	Option Bond Trust 2016-XG0070:
1,880	18.009%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA–	2,468,966
575	17.904%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA–	754,918
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
2,000	5.000%, 1/01/34	1/28 at 100.00	BBB+	2,408,140
2,240	5.000%, 1/01/37	1/28 at 100.00	BBB+	2,683,498
1,955	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016,	7/26 at 100.00	A–	2,301,856
	5.000%, 7/01/35
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts Institute of	No Opt. Call	AAA	2,396,205
	Technology, Series 2020P, 5.000%, 7/01/50
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue,
	Series 2015H:
450	3.500%, 7/01/35	7/25 at 100.00	AA	486,576
190	5.000%, 7/01/37	7/25 at 100.00	AA	217,582
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017,	7/26 at 100.00	BBB–	1,375,968
	5.000%, 7/01/47
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series	10/22 at 100.00	A1	570,735
	2012, 5.000%, 10/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University,
	Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A1	959,656
1,400	5.000%, 3/01/44	3/24 at 100.00	A1	1,534,792
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J,	10/23 at 100.00	BBB+	535,565
	5.250%, 10/01/39
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue,	10/30 at 100.00	BBB+	1,283,359
	Series 2020M, 4.000%, 10/01/38
1,230	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/25 at 100.00	AA	1,419,211
	Institute, Series 2015, 5.000%, 7/01/33
450	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding	7/29 at 100.00	Baa2	551,169
	Series 2019, 5.000%, 7/01/36
1,175	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Series	7/31 at 100.00	Baa2	1,358,653
	2021, 4.000%, 7/01/51

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute,
	Series 2017:
$ 2,200	5.000%, 4/01/35	10/27 at 100.00	AA–	$ 2,677,598
1,250	5.000%, 4/01/36	10/27 at 100.00	AA–	1,518,863
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q,	8/25 at 100.00	AA–	1,004,413
	5.000%, 8/15/38
1,325	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H,	1/28 at 100.00	Baa1	1,574,762
	5.000%, 1/01/42
1,510	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic	6/28 at 100.00	AA–	1,863,733
	Institution, Series 2018, 5.000%, 6/01/43
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic	9/22 at 100.00	A	1,410,741
	Institute, Series 2012, 5.000%, 9/01/50
840	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic	9/26 at 100.00	A	993,560
	Institute, Series 2016, 5.000%, 9/01/37
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic
	Institute, Series 2017:
550	5.000%, 9/01/42	9/27 at 100.00	A	667,381
700	5.000%, 9/01/47	9/27 at 100.00	A	844,193
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic	9/27 at 100.00	A	3,033,550
	Institute, Series 2017B, 5.000%, 9/01/42
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic	9/29 at 100.00	A	1,151,740
	Institute, Series 2019, 4.000%, 9/01/44
500	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University,	7/27 at 100.00	Baa2	587,920
	Refunding Series 2017, 5.000%, 7/01/35
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AA–	4,648,710
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
2,495	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	7/26 at 100.00	AA–	2,965,732
	Series 2016, 5.000%, 1/01/40
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,
	Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	Aa3	1,374,370
1,000	6.000%, 5/15/59	5/29 at 105.00	Aa3	1,355,510
240	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J,	12/21 at 100.00	AA	240,302
	Series 2011, 5.625%, 7/01/33 (AMT)
500	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L,	12/28 at 100.00	AA	608,385
	Senior Series 2020B, 5.000%, 7/01/28 (AMT)
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series	11/25 at 100.00	Aa2	4,668,440
	2015-1, 5.000%, 11/01/40
690	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series	11/29 at 100.00	Aa2	887,243
	2020-1, 5.000%, 11/01/36
55,290	Total Education and Civic Organizations			67,065,488
	Health Care – 27.5% (18.3% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue,	10/24 at 100.00	AA	1,120,770
	Series 2014P, 5.000%, 10/01/46
1,340	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series	7/26 at 100.00	BBB+	1,559,264
	2016I, 5.000%, 7/01/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue,	7/24 at 100.00	A+	1,099,930
	Series 2014N, 5.000%, 7/01/44
500	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/26 at 100.00	BBB	584,615
	Series 2016E, 5.000%, 7/01/32
1,675	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding	7/26 at 100.00	A	1,972,447
	Series 2016-I, 5.000%, 7/01/30

NMT	Nuveen Massachusetts Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue,
	Series 2015H-1:
$ 900	5.000%, 7/01/30	7/25 at 100.00	A	$ 1,029,663
1,000	5.000%, 7/01/32	7/25 at 100.00	A	1,141,790
500	5.000%, 7/01/33	7/25 at 100.00	A	570,325
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue,
	Series 2018J-2:
1,500	5.000%, 7/01/38	7/28 at 100.00	A	1,833,360
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,427,760
2,800	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute	12/26 at 100.00	A1	3,301,564
	Issue, Series 2016N, 5.000%, 12/01/46
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated	8/25 at 100.00	A	3,984,680
	Group Issue, Series 2015F, 5.000%, 8/15/45
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/23 at 100.00	BB+	1,142,467
	Issue, Series 2014F, 5.750%, 7/15/43
100	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/30 at 100.00	BB+	121,815
	Issue, Series 2020G, 5.000%, 7/15/46, 144A
3,450	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System	7/26 at 100.00	AA–	4,059,546
	Issue, Series 2016Q, 5.000%, 7/01/47
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System
	Issue, Series 2017S-1:
2,200	5.000%, 7/01/37	1/28 at 100.00	AA–	2,695,638
2,100	4.000%, 7/01/41	1/28 at 100.00	AA–	2,404,290
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System	7/23 at 100.00	BBB+	870,594
	Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
170	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System	7/31 at 100.00	A–	216,815
	Obligated Group Issue, Series 2021G, 5.000%, 7/01/50
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital,
	Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,070,210
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,349,314
610	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care	1/27 at 100.00	A–	723,021
	Obligated Group Issue, Series 2017K, 5.000%, 7/01/38
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care
	Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A–	433,656
1,095	5.000%, 7/01/44	7/27 at 100.00	A–	1,312,051
445	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care,	7/26 at 100.00	A–	522,483
	Series 2016I, 5.000%, 7/01/36
280	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A,	1/29 at 100.00	BBB+	338,374
	5.000%, 7/01/44
100	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C,	10/30 at 100.00	AA	116,652
	4.000%, 10/01/45 – AGM Insured
33,765	Total Health Care			39,003,094
	Housing/Multifamily – 2.7% (1.8% of Total Investments)
215	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/21 at 100.00	AA	215,370
740	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.100%, 12/01/44	12/28 at 100.00	AA	778,776
1,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1, 3.000%, 12/01/50	12/28 at 100.00	AA	1,029,320
1,335	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series	6/30 at 100.00	AA	1,341,101
	2020D-1, 2.550%, 12/01/50
400	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series	6/30 at 100.00	AA	399,748
	2021A-1, 2.450%, 12/01/51
3,690	Total Housing/Multifamily			3,764,315

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 3.7% (2.4% of Total Investments)
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the
	Charles, Inc. Issue, Series 2017:
$ 1,040	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	$ 1,113,330
250	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	270,065
460	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community	7/25 at 100.00	A+	522,496
	Lennox, Series 2015, 5.000%, 7/01/31
485	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village,	12/25 at 103.00	A–	540,295
	Series 2019, 4.000%, 12/01/42
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series	1/23 at 100.00	BBB	1,052,970
	2013A, 5.250%, 1/01/26
525	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series	1/27 at 103.00	N/R	560,222
	2022. Forward Delivery, 4.000%, 1/01/51, 144A, (WI/DD, Settling 10/13/22)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc., Refunding	10/24 at 104.00	BBB	1,113,400
	Series 2019, 5.000%, 10/01/49
4,760	Total Long-Term Care			5,172,778
	Tax Obligation/General – 15.9% (10.6% of Total Investments)
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	12/21 at 100.00	AA	1,254,663
	5.000%, 2/15/32
1,885	Ludlow, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2019,	2/27 at 100.00	AA–	1,988,694
	3.000%, 2/01/49
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C,	7/25 at 100.00	Aa1	2,311,340
	5.000%, 7/01/45
3,895	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F,	11/27 at 100.00	Aa1	4,785,825
	5.000%, 11/01/46
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A,	1/29 at 100.00	Aa1	5,082,400
	5.250%, 1/01/44
2,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C,	3/30 at 100.00	Aa1	2,663,350
	3.000%, 3/01/47
525	Massachusetts State, General Obligation Bonds, Refunding Series 2020D, 3.000%, 11/01/42	11/30 at 100.00	Aa1	571,184
1,775	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series	5/22 at 100.00	Aa2	1,811,920
	2012, 5.000%, 5/15/35
1,950	Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series	9/27 at 100.00	Aa2	2,093,598
	2019, 3.000%, 9/01/42
19,780	Total Tax Obligation/General			22,562,974
	Tax Obligation/Limited – 23.5% (15.6% of Total Investments)
855	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014,	11/24 at 100.00	AA	959,985
	5.000%, 5/01/33 – BAM Insured
500	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017,	5/27 at 100.00	AA	601,275
	5.000%, 5/01/35
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A,	7/22 at 100.00	AAA	1,026,680
	5.000%, 7/01/41
2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series	7/28 at 100.00	AA	2,479,800
	2020B-1, 5.000%, 7/01/41
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated
	Series 2021A-1:
2,165	4.000%, 7/01/39	7/31 at 100.00	AA	2,649,787
1,000	4.000%, 7/01/51	7/31 at 100.00	AA	1,196,390
	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B:
1,000	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	AA	1,072,030
2,500	5.500%, 5/01/39 – SYNCORA GTY Insured	No Opt. Call	AA	3,736,800

NMT	Nuveen Massachusetts Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Refunding	8/25 at 100.00	AAA	$ 1,570,820
	Senior Series 2015C, 5.000%, 8/15/37
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated	2/28 at 100.00	AA+	2,494,540
	Series 2018A, 5.250%, 2/15/48
1,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated	2/29 at 100.00	AA+	1,877,430
	Series 2019A, 5.000%, 2/15/44
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Refunding Series 2005:
1,500	5.500%, 1/01/27 – NPFG Insured	No Opt. Call	A1	1,837,890
2,000	5.500%, 1/01/34 – NPFG Insured	No Opt. Call	AAA	2,730,860
1,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated	6/29 at 100.00	AA+	1,246,760
	Bridge Programs, Series 2019A, 5.000%, 6/01/49
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series	6/25 at 100.00	AA+	1,719,705
	2015A, 5.000%, 6/01/45
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
863	4.550%, 7/01/40	7/28 at 100.00	N/R	980,308
820	0.000%, 7/01/46	7/28 at 41.38	N/R	274,208
4,205	0.000%, 7/01/51	7/28 at 30.01	N/R	1,017,778
775	4.750%, 7/01/53	7/28 at 100.00	N/R	878,315
1,259	5.000%, 7/01/58	7/28 at 100.00	N/R	1,445,395
520	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/22 at 100.00	AA	535,657
	Series 2012A, 5.000%, 10/01/32 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series	10/22 at 100.00	AA	1,030,110
	2012A, 5.000%, 10/01/32 – AGM Insured
31,312	Total Tax Obligation/Limited			33,362,523
	Transportation – 9.3% (6.2% of Total Investments)
2,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,	7/27 at 100.00	Aa2	2,985,700
	7/01/47 (AMT)
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	Aa2	1,114,570
2,500	5.000%, 7/01/44	7/24 at 100.00	Aa2	2,787,025
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715	5.000%, 7/01/40	7/25 at 100.00	Aa2	825,253
1,000	5.000%, 7/01/45	7/25 at 100.00	Aa2	1,154,130
2,500	Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%, 7/01/51 (AMT)	7/31 at 100.00	Aa2	3,157,625
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation,	7/29 at 100.00	A1	1,142,640
	Series 2019A, 4.000%, 7/01/44 (AMT)
11,215	Total Transportation			13,166,943
	U.S. Guaranteed – 8.7% (5.8% of Total Investments) (5)
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts	7/23 at 100.00	AA–	1,359,015
	Municipal Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/23)
1,610	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B,	5/24 at 100.00	Aa2	1,789,080
	5.000%, 5/01/44 (Pre-refunded 5/01/24)
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%,	5/22 at 100.00	Aa2	872,280
	5/01/37 (Pre-refunded 5/01/22)
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A	1,545,318
	Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System	7/22 at 100.00	BBB	1,027,580
	Obligated Group, Series 2012, 5.000%, 7/01/31 (Pre-refunded 7/01/22)
368	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue,	11/23 at 100.00	N/R	405,286
	Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	Aa2	$ 1,027,870
	(Pre-refunded 7/01/22)
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior
	Series 2013A:
990	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	N/R	1,057,884
885	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AAA	946,357
	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1:
1,620	5.000%, 11/01/44 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R	1,839,186
380	5.000%, 11/01/44 (Pre-refunded 11/01/24)	11/24 at 100.00	Aa2	431,167
11,383	Total U.S. Guaranteed			12,301,023
	Utilities – 11.8% (7.8% of Total Investments)
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	615,279
	Refunding Series 2014A, 5.000%, 7/01/29
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Refunding Series 2017:
1,250	5.000%, 7/01/37	7/27 at 100.00	A–	1,451,175
420	5.000%, 7/01/40	7/27 at 100.00	A–	486,289
415	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A,	12/21 at 100.00	A1	416,639
	5.000%, 12/01/32 – NPFG Insured
1,000	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015,	2/24 at 100.00	AAA	1,093,570
	5.000%, 2/01/45
	Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue Bonds, Project 2015A,
	Series 2021A:
1,000	4.000%, 7/01/39, (WI/DD, Settling 12/01/21)	1/32 at 100.00	N/R	1,226,360
1,310	4.000%, 7/01/40, (WI/DD, Settling 12/01/21)	1/32 at 100.00	N/R	1,603,388
1,400	4.000%, 7/01/41, (WI/DD, Settling 12/01/21)	1/32 at 100.00	N/R	1,709,064
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	12/21 at 100.00	AAA	60,235
	5.000%, 8/01/22
500	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B,	8/26 at 100.00	AA+	597,035
	5.000%, 8/01/40
1,230	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B,	8/27 at 100.00	AA+	1,507,746
	5.000%, 8/01/42
2,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B,	8/29 at 100.00	AA+	2,535,540
	5.000%, 8/01/44
1,130	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2020B,	8/30 at 100.00	AA+	1,455,598
	5.000%, 8/01/45
1,000	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series	4/27 at 100.00	AA	1,214,860
	2017C, 5.000%, 4/15/37
635	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series	4/29 at 100.00	AA	749,871
	2019E, 4.000%, 4/15/38
13,915	Total Utilities			16,722,649
$ 185,110	Total Long-Term Investments (cost $196,223,659)			213,121,787
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (52.1)% (6)			(73,753,680)
	Other Assets Less Liabilities – 1.7%			2,305,363
	Net Asset Applicable to Common Shares – 100%			$ 141,673,470

NMT	Nuveen Massachusetts Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NMS	Nuveen Minnesota Quality Municipal Income Fund Portfolio of Investments November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 157.3% (100.0% of Total Investments)
	Education and Civic Organizations – 32.2% (20.5% of Total Investments)
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy
	Project, Series 2016A:
$ 500	4.000%, 7/01/28	7/24 at 102.00	N/R	$ 533,730
50	5.000%, 7/01/36	7/24 at 102.00	N/R	54,200
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project,	7/25 at 100.00	BB+	277,478
	Series 2015A, 5.250%, 7/01/40
570	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 102.00	BB+	593,855
	Academy, Series 2014A, 5.750%, 8/01/44
750	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/27 at 102.00	BB+	856,702
	Academy, Series 2019A, 5.250%, 8/01/43
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of	7/26 at 100.00	N/R	105,256
	Performing Arts Project, Series 2016A, 5.000%, 7/01/47
2,200	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series	7/24 at 100.00	BB	2,303,400
	2014A, 5.000%, 7/01/44
1,575	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project,	7/26 at 100.00	N/R	1,645,954
	Series 2016A, 5.000%, 7/01/46
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project,
	Series 2013A:
300	6.000%, 7/01/33	7/23 at 100.00	BB+	318,474
1,425	6.000%, 7/01/43	7/23 at 100.00	BB+	1,501,095
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University,
	Refunding Series 2017:
750	5.000%, 5/01/37	5/27 at 100.00	BB+	842,032
2,000	5.000%, 5/01/47	5/27 at 100.00	BB+	2,218,480
1,580	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College,	3/27 at 100.00	Aa2	1,780,154
	Refunding Series 2017, 4.000%, 3/01/42
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint
	Scholastica, Inc., Refunding Series 2019:
500	4.000%, 12/01/34	12/29 at 100.00	Baa2	580,985
425	4.000%, 12/01/40	12/29 at 100.00	Baa2	487,972
305	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict,	3/26 at 100.00	Baa1	331,703
	Series 2016-8K, 4.000%, 3/01/43
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College,	3/27 at 100.00	Aa3	675,954
	Refunding Series 2017, 4.000%, 3/01/48
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College,
	Refunding Series 2021:
180	3.000%, 3/01/40	3/31 at 100.00	Aa3	198,049
165	3.000%, 3/01/43	3/31 at 100.00	Aa3	179,934
225	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine	10/28 at 100.00	Baa1	269,177
	University, Refunding Series 2018A, 5.000%, 10/01/45
350	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University,	10/30 at 100.00	A2	383,635
	Refunding Series 2021, 3.000%, 10/01/38
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College,
	Series 2021:
1,750	4.000%, 10/01/46	10/30 at 100.00	A1	2,069,812
100	4.000%, 10/01/50	10/30 at 100.00	A1	117,796

NMS	Nuveen Minnesota Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint
	Thomas, Series 2019:
$ 750	5.000%, 10/01/33	10/29 at 100.00	A2	$ 946,897
235	5.000%, 10/01/40	10/29 at 100.00	A2	293,249
705	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School	9/24 at 100.00	BB–	734,871
	Project, Series 2014A, 5.000%, 9/01/44
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project,	12/21 at 100.00	BBB–	451,382
	Series 2004A, 5.500%, 12/01/33
1,250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	12/29 at 100.00	BBB–	1,408,612
	Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue
	Bonds, Twin Cities Academy Project, Series 2015A:
360	5.300%, 7/01/45	7/25 at 100.00	BB	395,086
510	5.375%, 7/01/50	7/25 at 100.00	BB	560,092
1,680	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	7/23 at 100.00	BB	1,745,453
	Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44
800	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds,	12/22 at 100.00	BB+	823,608
	Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33
390	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint	3/23 at 100.00	BB	397,203
	Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.625%, 3/01/43
1,000	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series	10/26 at 100.00	N/R	1,086,460
	2016A, 5.000%, 10/01/41
500	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds,	12/26 at 102.00	BB+	563,425
	Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49
1,000	University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%, 11/01/42	11/30 at 100.00	Aa1	1,299,580
26,280	Total Education and Civic Organizations			29,031,745
	Health Care – 37.2% (23.6% of Total Investments)
250	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project,	3/26 at 100.00	N/R	264,565
	Refunding Series 2016, 4.000%, 3/01/32
180	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health	4/27 at 100.00	BBB	203,110
	Services Project, Series 2017, 5.000%, 4/01/41
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,
	Essentia Health Obligated Group, Series 2018A:
700	5.000%, 2/15/43	2/28 at 100.00	A–	835,128
3,000	5.000%, 2/15/48	2/28 at 100.00	A–	3,558,450
2,750	5.000%, 2/15/53	2/28 at 100.00	A–	3,254,817
510	5.000%, 2/15/58	2/28 at 100.00	A–	603,621
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,
	Saint Luke’s Hospital of Duluth Obligated Group, Series 2021A:
200	4.000%, 6/15/33	6/31 at 100.00	BBB–	236,556
430	3.000%, 6/15/44	6/31 at 100.00	BBB–	445,351
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health
	Services Project, Series 2013:
400	4.000%, 4/01/27	4/22 at 100.00	BBB	403,596
230	4.000%, 4/01/31	4/22 at 100.00	BBB	231,470
720	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial	9/25 at 100.00	Baa1	784,022
	Health Care, Series 2015, 4.000%, 9/01/35
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care,
	Series 2017:
200	5.000%, 5/01/31	5/27 at 100.00	Baa1	238,436
165	5.000%, 5/01/32	5/27 at 100.00	Baa1	196,358

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series	11/31 at 100.00	AA–	$ 2,424,240
	2021, 4.000%, 11/15/40
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2015A:
265	4.000%, 11/15/40	11/25 at 100.00	A+	293,159
1,000	5.000%, 11/15/44	11/25 at 100.00	A+	1,145,480
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2018A:
1,500	4.000%, 11/15/48	11/28 at 100.00	A+	1,696,620
1,500	5.000%, 11/15/49	11/28 at 100.00	A+	1,835,760
710	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds,	12/21 at 100.00	N/R	669,104
	Refunding Series 2013A, 4.400%, 12/01/33
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds,
	Series 2013C:
240	4.500%, 12/01/25	12/21 at 100.00	N/R	240,012
190	4.750%, 12/01/27	12/21 at 100.00	N/R	189,850
160	5.000%, 12/01/28	12/21 at 100.00	N/R	160,003
310	5.400%, 12/01/33	12/21 at 100.00	N/R	310,059
915	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A,	5/28 at 100.00	AA	1,050,145
	4.000%, 11/15/48
720	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series	5/26 at 100.00	AA–	804,348
	2016A, 4.000%, 5/01/37
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System,
	Series 2019:
500	5.000%, 5/01/48	5/29 at 100.00	AA–	612,790
750	4.000%, 5/01/49	5/29 at 100.00	AA–	856,373
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A	4,386,160
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds,
	Fairview Health Services, Series 2017A:
245	4.000%, 11/15/36	11/27 at 100.00	A+	280,319
240	4.000%, 11/15/37	11/27 at 100.00	A+	274,152
2,170	4.000%, 11/15/43	11/27 at 100.00	A+	2,471,652
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	12/21 at 100.00	N/R	1,001,200
	Project, Series 2007-1, 5.000%, 8/01/36
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional
	Medical Center, Refunding Series 2014:
765	4.000%, 9/01/31	9/24 at 100.00	A	824,089
630	5.000%, 9/01/34	9/24 at 100.00	A	695,980
29,545	Total Health Care			33,476,975
	Housing/Multifamily – 1.9% (1.2% of Total Investments)
1,670	Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace Apartments	12/21 at 100.00	Aaa	1,674,559
	Project, Series 2010, 4.500%, 6/01/26
	Housing/Single Family – 0.6% (0.4% of Total Investments)
9	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue	12/21 at 100.00	AA+	8,592
	Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)
55	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C,	1/23 at 100.00	AA+	55,778
	3.900%, 7/01/43

NMS	Nuveen Minnesota Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 20	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C,	7/24 at 100.00	AA+	$ 20,634
	3.500%, 1/01/32
465	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I,	1/30 at 100.00	AA+	468,283
	1.700%, 1/01/31
549	Total Housing/Single Family			553,287
	Industrials – 5.2% (3.3% of Total Investments)
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond
	Fund Series 2013-1:
1,400	4.500%, 6/01/33	6/22 at 100.00	A+	1,425,760
600	4.750%, 6/01/39	6/22 at 100.00	A+	611,298
2,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint	10/22 at 100.00	BBB–	2,689,247
	Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A
4,650	Total Industrials			4,726,305
	Long-Term Care – 11.5% (7.3% of Total Investments)
805	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at	11/24 at 100.00	N/R	849,372
	Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
380	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford	11/24 at 100.00	Baa1	402,652
	Foundation Project, Series 2014, 4.000%, 11/01/39
875	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc.,	12/21 at 100.00	N/R	875,297
	Refunding Series 2013, 5.200%, 3/01/43
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc.,
	Refunding Series 2015:
175	5.250%, 1/01/40	1/23 at 100.00	N/R	175,028
850	5.250%, 1/01/46	1/23 at 100.00	N/R	831,206
500	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds,	8/22 at 100.00	N/R	507,195
	Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/51, 144A
1,350	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding	11/22 at 100.00	N/R	1,357,830
	Series 2012, 4.750%, 11/15/28
750	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan	5/23 at 100.00	N/R	763,770
	Mill City Project, Series 2015, 5.250%, 11/01/45
500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc.	8/25 at 100.00	N/R	522,750
	Project, Refunding Series 2017A, 5.000%, 8/01/48
215	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of	7/24 at 102.00	N/R	218,773
	Country Manor Project, Series 2019 A, 5.000%, 7/01/55
1,300	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview	6/26 at 100.00	N/R	1,323,075
	Home Project, Series 2016B, 4.900%, 6/01/49
500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care	5/23 at 100.00	N/R	512,485
	Revenue Bonds, Episcopal Homes Project, Series 2013, 5.125%, 5/01/48
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian
	Homes Bloomington Project, Refunding Series 2017:
500	4.125%, 9/01/34	9/24 at 100.00	N/R	522,780
350	4.125%, 9/01/35	9/24 at 100.00	N/R	365,663
585	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd	1/23 at 100.00	N/R	588,604
	Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
500	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community,	8/24 at 102.00	N/R	535,570
	Refunding Series 2019, 5.000%, 8/01/49
10,135	Total Long-Term Care			10,352,050

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 23.6% (15.0% of Total Investments)
$ 1,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General	2/27 at 100.00	AAA	$ 1,122,860
	Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General
	Obligation Bonds, Facilities Maintenance Series 2018D:
1,015	4.000%, 2/01/38	2/27 at 100.00	AAA	1,154,309
1,055	4.000%, 2/01/39	2/27 at 100.00	AAA	1,198,269
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General
	Obligation Bonds, School Building Series 2018A:
500	4.000%, 2/01/38	2/27 at 100.00	AAA	568,625
1,000	4.000%, 2/01/42	2/27 at 100.00	AAA	1,131,130
1,020	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds,	2/27 at 100.00	Aa2	1,145,878
	Series 2018A, 4.000%, 2/01/43
300	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation	2/25 at 67.23	AAA	191,418
	Bonds, School Building Series 2015A, 0.010%, 2/01/35
1,000	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota,	2/25 at 100.00	Aa2	1,091,150
	General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36
540	Duluth Independent School District 709, Saint Louis County, Minnesota, General	2/28 at 89.86	Aa2	420,304
	Obligation Bonds, Capital Appreciation Series 2021C, 0.000%, 2/01/33
500	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A,	2/29 at 100.00	AA+	593,895
	4.000%, 2/01/32
2,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	2,254,800
	School Building Series 2018A, 4.000%, 2/01/42
345	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 12/15/33	12/27 at 100.00	AA	378,582
500	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation	2/28 at 100.00	AAA	580,925
	Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/36
1,345	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series	12/26 at 100.00	AAA	1,536,474
	2018, 4.000%, 12/01/40
600	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation	2/28 at 100.00	Aa2	643,032
	Bonds, School Building Series 2020A, 3.000%, 2/01/43
1,000	Richfield Independent School District 280, Hennepin County, Minnesota, General	2/27 at 100.00	AAA	1,122,860
	Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40
1,000	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation	2/27 at 100.00	Aa2	1,124,150
	Bonds, Series 1994, 4.000%, 2/01/37
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School	2/26 at 100.00	AAA	1,097,600
	Building Series 2015B, 4.000%, 2/01/45
1,000	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation	2/25 at 62.98	Aa2	589,340
	Bonds, School Building Capital Appreciation Series 2016B, 0.000%, 2/01/39
1,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation	2/25 at 100.00	Aa2	1,631,595
	Bonds, School Building Series 2015A, 4.000%, 2/01/40
500	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County,	2/27 at 100.00	AAA	572,480
	Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/39
1,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General	2/28 at 100.00	AAA	1,073,250
	Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/42
19,720	Total Tax Obligation/General			21,222,926
	Tax Obligation/Limited – 15.7% (10.0% of Total Investments)
150	Alexandria Independent School District 206, Douglas County, Minnesota, General	2/29 at 100.00	A2	160,399
	Obligation Bonds, Series 2021A, 3.000%, 2/01/35
1,000	Anoka-Hennepin Independent School District 11, Minnesota, Certificates of Participation,	2/23 at 100.00	A+	1,034,820
	Series 2015A, 4.000%, 2/01/41

NMS	Nuveen Minnesota Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Chaska Independent School District 112, Carver County, Minnesota, Certificates of
	Participation, Series 2021A:
$ 345	3.000%, 2/01/34	2/30 at 100.00	Aa3	$ 380,690
200	3.000%, 2/01/36	2/30 at 100.00	Aa3	219,382
425	3.000%, 2/01/38	2/30 at 100.00	Aa3	463,318
125	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding	3/23 at 100.00	N/R	127,658
	Series 2015, 4.000%, 3/01/30
500	Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project, Series 2015,	3/24 at 100.00	N/R	525,145
	5.000%, 3/01/29
375	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/25 at 100.00	AA+	414,847
	Series 2016C, 4.000%, 8/01/35
200	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/27 at 100.00	AA+	229,550
	Series 2017A, 4.000%, 8/01/35
500	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/28 at 100.00	AA+	577,815
	Series 2018D, 4.000%, 8/01/39
465	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/31 at 100.00	AA+	504,488
	Series 2021A, 3.000%, 8/01/41
1,065	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/31 at 100.00	AA+	1,149,721
	Series 2021B, 3.000%, 8/01/43
2,230	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series	12/21 at 100.00	AA+	2,238,608
	2011, 5.000%, 8/01/31
1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota,	2/25 at 100.00	A1	1,057,720
	Certificates of Participation, Series 2015A, 3.750%, 2/01/36
750	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota,	2/25 at 100.00	A1	799,762
	Certificates of Participation, Series 2015B, 4.000%, 2/01/42
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of
	Participation, Saint Cloud Area Public Schools, Series 2017A:
145	5.000%, 2/01/32	2/25 at 100.00	A1	163,456
500	4.000%, 2/01/38	2/25 at 100.00	A1	531,180
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue
	Bonds, 2700 University at Westgate Station, Series 2015B:
455	4.875%, 4/01/30	4/23 at 100.00	N/R	463,932
895	5.250%, 4/01/43	4/23 at 100.00	N/R	907,208
1,150	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of	2/29 at 100.00	AAA	1,373,008
	Participation, Series 2019B, 4.000%, 2/01/31
800	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%, 11/01/33	11/24 at 100.00	A+	843,056
13,275	Total Tax Obligation/Limited			14,165,763
	Transportation – 6.2% (3.9% of Total Investments)
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Refunding Subordinate Lien Series 2019A:
500	5.000%, 1/01/44	7/29 at 100.00	A+	617,870
480	5.000%, 1/01/49	7/29 at 100.00	A+	589,646
2,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	7/29 at 100.00	A+	2,439,420
	Refunding Subordinate Lien Series 2019B, 5.000%, 1/01/49 (AMT)
1,600	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/27 at 100.00	AA–	1,899,952
	Senior Lien Series 2016C, 5.000%, 1/01/46
4,580	Total Transportation			5,546,888

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 9.0% (5.8% of Total Investments) (4)
	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School
	Building Series 2015A:
$ 940	0.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 56.07	Aa2	$ 521,550
1,075	0.000%, 2/01/38 (Pre-refunded 2/01/24)	2/24 at 53.49	Aa2	568,933
1,500	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota,	2/24 at 100.00	AAA	1,617,285
	General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/30 (Pre-refunded 2/01/24)
295	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary’s School	No Opt. Call	BB	304,334
	Project, Series 2015, 5.000%, 8/01/22 (ETM), 144A
580	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,	11/25 at 100.00	N/R	679,945
	HealthEast Inc., Series 2015A, 5.000%, 11/15/44 (Pre-refunded 11/15/25)
1,970	Wayzata Independent School District 284, Hennepin County, Minnesota, General Obligation	2/23 at 100.00	AAA	2,044,998
	Bonds, School Building Series 2014A, 3.500%, 2/01/31 (Pre-refunded 2/01/23)
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds,
	Series 2014A:
1,000	4.000%, 1/01/40 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,077,080
1,200	5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,317,372
8,560	Total U.S. Guaranteed			8,131,497
	Utilities – 14.2% (9.0% of Total Investments)
100	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin	1/30 at 100.00	AA	116,792
	Cities Transmission Project, Refunding Series 2021, 4.000%, 1/01/42 – AGM Insured
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	467,742
	2016, 5.000%, 1/01/46
30	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/30 at 100.00	A–	36,772
	2020A, 5.000%, 1/01/50
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A,	10/24 at 100.00	A1	540,410
	4.000%, 10/01/33
965	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/35	10/26 at 100.00	A1	1,149,170
1,200	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A,	12/26 at 100.00	AA	1,404,180
	5.000%, 12/01/47
500	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3,	10/27 at 100.00	A–	553,855
	4.000%, 10/01/42
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds,
	Series 1994A:
1,100	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	1,095,204
3,070	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	3,029,353
100	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	95,920
3,500	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series	7/28 at 100.00	Aa3	4,258,275
	2018A, 5.000%, 1/01/49
11,480	Total Utilities			12,747,673
$ 130,444	Total Long-Term Investments (cost $131,909,526)			141,629,668
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (58.6)% (5)			(52,763,527)
	Other Assets Less Liabilities – 1.3%			1,171,302
	Net Asset Applicable to Common Shares – 100%			$ 90,037,443

NMS	Nuveen Minnesota Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 37.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

See accompanying notes to financial statements.

NOM	Nuveen Missouri Quality Municipal Income Fund Portfolio of Investments November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 150.1% (100.0% of Total Investments)
	Consumer Staples – 4.0% (2.7% of Total Investments)
$ 1,055	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and	No Opt. Call	AA–	$ 1,327,601
	Gamble Inc., Series 1999, 5.200%, 3/15/29 (AMT)
	Education and Civic Organizations – 16.3% (10.9% of Total Investments)
300	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A,	11/24 at 100.00	AA+	329,565
	4.000%, 11/01/33
410	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	6/23 at 100.00	A1	438,220
	Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33
750	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	793,687
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/22 at 100.00	BBB–	608,346
	Bonds, Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
725	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/23 at 100.00	A+	784,813
	Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis	10/25 at 100.00	AA–	1,100,500
	University, Series 2015A, 4.000%, 10/01/42
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis
	University, Series 2019A:
500	5.000%, 10/01/46	4/29 at 100.00	AA–	614,550
200	4.000%, 10/01/48	4/29 at 100.00	AA–	228,124
115	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/27 at 100.00	Baa2	124,872
	Refunding Series 2017, 4.000%, 4/01/34
210	Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series	10/29 at 100.00	AA	241,546
	2019A, 4.000%, 10/01/39 – AGM Insured
100	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds,	10/23 at 100.00	N/R	102,021
	Missouri Valley College, Series 2017, 4.500%, 10/01/40
4,910	Total Education and Civic Organizations			5,366,244
	Health Care – 36.6% (24.4% of Total Investments)
300	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	8/26 at 100.00	BBB–	344,958
	2016, 5.000%, 8/01/30
400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities	3/27 at 100.00	BBB–	466,152
	Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36
250	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	10/27 at 100.00	A–	294,668
	Hannibal Regional Healthcare System, Series 2017, 5.000%, 10/01/47
315	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	2/24 at 100.00	A	344,975
	Freeman Health System, Series 2015, 5.000%, 2/15/35
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/25 at 100.00	AA	543,180
	BJC Health System, Series 2015A, 4.000%, 1/01/45
1,010	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	7/31 at 100.00	AA	1,193,365
	BJC Health System, Series 2021A, 4.000%, 7/01/46
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	7/26 at 100.00	AA	545,845
	BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50
	(Mandatory Put 1/01/46)
750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/28 at 100.00	AA	847,252
	BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58
	(Mandatory Put 1/01/48) (UB) (4)

NOM	Nuveen Missouri Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 130	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/30 at 100.00	Baa2	$ 162,453
	Capital Region Medical Center, Series 2020, 5.000%, 11/01/40
1,730	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,872,587
	CoxHealth, Series 2013A, 5.000%, 11/15/44
415	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/25 at 100.00	A2	482,354
	CoxHealth, Series 2015A, 5.000%, 11/15/32
150	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	5/29 at 100.00	A2	187,455
	CoxHealth, Series 2019A, 5.000%, 11/15/37
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	AA–	338,012
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37
390	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/22 at 100.00	A+	401,096
	Mercy Health, Series 2012, 4.000%, 11/15/42
550	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/24 at 100.00	A+	601,491
	Mercy Health, Series 2014F, 4.250%, 11/15/48
515	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/27 at 100.00	A+	621,461
	Mercy Health, Series 2017C, 5.000%, 11/15/47
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2020:
500	4.000%, 6/01/50	6/30 at 100.00	A+	579,055
1,000	4.000%, 6/01/53	6/30 at 100.00	A+	1,155,320
350	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy	5/25 at 102.00	A+	385,819
	Hospital, Series 2017A, 4.000%, 5/15/48
125	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional	8/31 at 100.00	BBB+	143,699
	Health System, Series 2021, 4.000%, 2/15/51
500	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue	11/25 at 100.00	N/R	542,050
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 5.000%, 11/15/46
10,715	Total Health Care			12,053,247
	Housing/Single Family – 0.2% (0.2% of Total Investments)
75	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First	11/26 at 100.00	AA+	78,227
	Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37
	Long-Term Care – 9.2% (6.1% of Total Investments)
190	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The	5/25 at 100.00	N/R	191,381
	Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33
100	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds,	5/27 at 100.00	BB	112,093
	Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/24 at 100.00	BBB	533,130
	Services Projects, Series 2014A, 5.000%, 2/01/44
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior
	Services Projects, Series 2016A:
400	5.000%, 2/01/36	2/26 at 100.00	BBB	452,148
500	5.000%, 2/01/46	2/26 at 100.00	BBB	557,085
100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/29 at 100.00	BBB	111,797
	Services Projects, Series 2019C, 4.000%, 2/01/48
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship
	Village of Sunset Hills, Series 2012:
250	5.000%, 9/01/32	9/22 at 100.00	BB+	256,017
250	5.000%, 9/01/42	9/22 at 100.00	BB+	254,963
430	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	458,148
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 100	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint	12/25 at 100.00	N/R	$ 109,011
	Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45
2,820	Total Long-Term Care			3,035,773
	Tax Obligation/General – 25.1% (16.7% of Total Investments)
500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation	3/22 at 100.00	A+	505,110
	Bonds, School Building Series 2012, 4.375%, 3/01/32
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds,
	Series 2018:
1,000	4.000%, 3/01/34	3/26 at 100.00	AA	1,127,410
335	4.000%, 3/01/36	3/26 at 100.00	AA	375,461
340	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation	3/27 at 100.00	AA+	391,405
	Bonds, Refunding Series 2015, 4.000%, 3/01/36
350	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series	3/27 at 100.00	AA+	398,846
	2019, 4.000%, 3/01/39
500	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds,	3/24 at 100.00	AA+	538,195
	Refunding & Improvement Series 2015, 4.000%, 3/01/32
200	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds,	3/27 at 100.00	AA+	240,086
	Refunding & Improvement Series 2018, 5.000%, 3/01/36
1,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program	3/27 at 100.00	AA+	1,155,560
	Series 2017, 4.000%, 3/01/32
300	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A,	2/28 at 100.00	AA	349,998
	4.000%, 2/01/35
850	Ozark R-6 School District, Christian County, Missouri, General Obligation Bonds, Series	4/30 at 100.00	A	913,121
	2021, 3.000%, 4/01/43
1,000	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019,	3/27 at 100.00	AA	1,117,960
	4.000%, 3/01/39
1,000	Washington School District, Franklin County, Missouri, General Obligation Bonds,	3/27 at 100.00	AA+	1,153,570
	Missouri Direct Deposit Program, Series 2019, 4.000%, 3/01/35
7,375	Total Tax Obligation/General			8,266,722
	Tax Obligation/Limited – 26.3% (17.5% of Total Investments)
500	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/29 at 100.00	AA	577,505
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019, 4.000%, 10/01/48
720	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/30 at 100.00	AA	849,722
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2020A, 4.000%, 10/01/44
350	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project,	6/24 at 100.00	N/R	355,845
	Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30
145	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri,	3/26 at 100.00	Aa3	161,701
	Certificates of Participation, Mid-Continent Public Library Project, Series 2018,
	4.000%, 3/01/35
250	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds,	5/25 at 100.00	N/R	258,640
	Series 2017, 5.125%, 5/01/41
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project,	12/21 at 100.00	N/R	207,900
	Series 2006, 5.000%, 6/01/28 (5)
430	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	431,651
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement
	Bonds, Series 2013B:
250	4.875%, 3/01/33	3/23 at 100.00	BB+	254,208
200	5.000%, 3/01/38	3/23 at 100.00	BB+	203,374

NOM	Nuveen Missouri Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	12/21 at 100.00	AA–	$ 301,191
	Revenue Bonds, Series 2011A, 5.000%, 9/01/32
110	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	No Opt. Call	N/R	115,861
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	4.250%, 4/01/26, 144A
325	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series	9/23 at 100.00	AA–	350,821
	2014C, 5.000%, 9/01/33
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue
	Bonds, Convention Center Hotel Project – TIF Financing, Series 2018B:
100	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	102,302
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	101,797
245	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	6/23 at 100.00	A–	256,679
	Branson – Branson Landing Project, Series 2015A, 4.000%, 6/01/34
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
200	4.550%, 7/01/40	7/28 at 100.00	N/R	227,186
422	0.000%, 7/01/46	7/28 at 41.38	N/R	141,117
170	5.000%, 7/01/58	7/28 at 100.00	N/R	195,169
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
252	4.329%, 7/01/40	7/28 at 100.00	N/R	282,870
100	4.784%, 7/01/58	7/28 at 100.00	N/R	113,536
50	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue	11/29 at 102.00	N/R	51,592
	Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B,
	4.250%, 11/01/49, 144A
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds,	7/24 at 100.00	N/R	255,610
	Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%,
	7/01/44, 144A
500	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention	10/30 at 100.00	AA	617,350
	Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/49 – AGM Insured
300	Saint Louis Municipal Library District, Missouri, Certificates of Participation,	3/30 at 100.00	AA	343,497
	Refunding Series 2020, 4.000%, 3/15/44 – BAM Insured
600	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project,	4/25 at 100.00	Aa2	662,958
	Series 2015, 4.000%, 4/01/35
500	St. Charles, Missouri, Certificates of Participation, Refunding Series 2020B, 3.000%, 2/01/39	8/30 at 100.00	Aa3	541,905
450	The Industrial Development Authority of the City of Saint Louis, Missouri, Development	11/26 at 100.00	N/R	454,657
	Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47
215	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds,	6/26 at 100.00	BBB	231,263
	Series 2017, 4.500%, 6/01/36
8,349	Total Tax Obligation/Limited			8,647,907
	Transportation – 5.0% (3.3% of Total Investments)
1,350	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation	3/30 at 100.00	AA	1,649,227
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A,
	5.000%, 3/01/57 – AGM Insured (AMT)

	U.S. Guaranteed – 12.2% (8.1% of Total Investments) (6)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/22 at 100.00	Aa2	946,491
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33
	(Pre-refunded 10/01/22)
335	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013B, 5.500%,	10/23 at 100.00	AA	366,540
	10/01/33 (Pre-refunded 10/01/23) – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 2,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds,	5/22 at 100.00	AAA	$ 2,040,180
	Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)
510	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still	10/23 at 100.00	A–	554,350
	University of Health Sciences, Series 2014, 5.000%, 10/01/39 (Pre-refunded 10/01/23)
100	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/22 at 100.00	N/R	103,597
	Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)
3,855	Total U.S. Guaranteed			4,011,158
	Utilities – 15.2% (10.1% of Total Investments)
250	Camden County Public Water Supply District 4, Missouri, Certificates of Participation,	1/25 at 100.00	A–	273,538
	Series 2017, 5.000%, 1/01/47
150	Franklin County Public Water Supply District 3, Missouri, Certificates of Participation,	12/24 at 100.00	A+	161,763
	Series 2017, 4.000%, 12/01/37
160	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A,	1/28 at 100.00	AA	187,152
	4.000%, 1/01/35
125	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds,	5/26 at 100.00	AAA	149,276
	Refunding & Improvement Series 2016C, 5.000%, 5/01/46
450	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds,	5/27 at 100.00	AAA	538,024
	Refunding & Improvement Series 2017A, 5.000%, 5/01/47
500	Missouri Environmental Improvement and Energy Resources Authority, Water Facility	1/25 at 100.00	Aa3	562,840
	Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40
350	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum	1/25 at 100.00	A	394,541
	Point Project, Refunding Series 2014A, 5.000%, 1/01/32
500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum	1/26 at 100.00	A	551,875
	Point Project, Refunding Series 2015A, 4.000%, 1/01/35
500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds,	6/27 at 100.00	A2	597,065
	MoPEP Facilities, Series 2018, 5.000%, 12/01/43
585	Saint Charles County Public Water Supply District 2, Missouri, Certificates of	12/25 at 100.00	AA+	686,164
	Participation, Refunding Series 2016C, 5.000%, 12/01/32
550	Saint Charles County Public Water Supply District 2, Missouri, Certificates of	12/25 at 100.00	AA+	606,892
	Participation, Series 2018, 4.000%, 12/01/39
260	Stone County Public Water Supply District 2, Missouri, Certificates of Participation,	12/28 at 100.00	N/R	277,909
	Series 2021B, 4.000%, 12/01/51, (WI/DD, Settling 12/7/21)
4,380	Total Utilities			4,987,039
$ 44,884	Total Long-Term Investments (cost $46,045,743)			49,423,145
	Floating Rate Obligations – (1.8)%			(600,000)
	MuniFund Preferred Shares, net of deferred offering costs – (54.0)% (7)			(17,791,310)
	Other Assets Less Liabilities – 5.7%			1,887,299
	Net Asset Applicable to Common Shares – 100%			$ 32,919,134

NOM	Nuveen Missouri Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NPV	Nuveen Virginia Quality Municipal Income Fund Portfolio of Investments November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 153.7% (100.0% of Total Investments)
	Consumer Staples – 4.4% (2.9% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 530	5.250%, 6/01/32	12/21 at 100.00	N/R	$ 530,302
705	5.625%, 6/01/47	12/21 at 100.00	N/R	705,352
4,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	12/21 at 100.00	B–	4,162,208
	Bonds, Series 2007B1, 5.000%, 6/01/47
6,645	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed	12/21 at 100.00	B–	6,649,984
	Bonds, Series 2007B2, 5.200%, 6/01/46
50	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement	12/21 at 100.00	A1	50,143
	Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
12,065	Total Consumer Staples			12,097,989
	Education and Civic Organizations – 13.7% (8.9% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue	1/22 at 100.00	A1	1,619,603
	Bonds, Episcopal High School, Series 2012, 3.750%, 1/01/30
	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue
	Bonds, Episcopal High School, Series 2017:
1,105	4.000%, 1/01/37	1/27 at 100.00	A1	1,242,937
565	4.000%, 1/01/40	1/27 at 100.00	A1	633,049
390	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College,	12/21 at 100.00	BB–	390,035
	Series 2006, 5.000%, 9/01/26
1,000	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee	1/28 at 100.00	AA	1,209,350
	University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/43
2,000	Madison County Industrial Development Authority, Virginia, Educational Facilities	10/30 at 100.00	Aa1	2,176,340
	Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%, 10/01/50
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech	6/27 at 100.00	Aa2	574,770
	Foundation, Refunding Series 2017A, 4.000%, 6/01/36
	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech
	Foundation, Refunding Series 2019A:
500	4.000%, 6/01/37	6/29 at 100.00	Aa2	590,555
905	4.000%, 6/01/39	6/29 at 100.00	Aa2	1,065,294
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds,	9/28 at 100.00	BBB+	888,390
	Lynchburg College, Series 2018A, 5.000%, 9/01/43
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds,	4/25 at 100.00	AAA	2,833,875
	Green Series 2015A-2, 5.000%, 4/01/45
	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds,
	Refunding Series 2017A:
9,000	5.000%, 4/01/42 (UB) (4)	4/27 at 100.00	AAA	10,967,940
1,515	5.000%, 4/01/42	4/27 at 100.00	AAA	1,846,270
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	1,055,890
	University Project, Green Series 2015B, 5.000%, 7/01/45, 144A
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount
	University Project, Refunding Series 2015A:
1,500	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	1,602,135
4,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	4,223,600
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent	6/31 at 100.00	BBB–	581,305
	University Project, Series 2021, 4.000%, 6/01/36

NPV	Nuveen Virginia Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,460	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington	1/25 at 100.00	AA	$ 1,639,229
	and Lee University, Series 2015A, 5.000%, 1/01/40
2,000	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2020A,	11/30 at 100.00	AA–	2,575,460
	5.000%, 11/01/33
32,805	Total Education and Civic Organizations			37,716,027
	Health Care – 22.2% (14.4% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue
	Bonds, Virginia Hospital Center, Series 2020:
1,050	5.000%, 7/01/32	7/30 at 100.00	AA–	1,359,288
2,000	4.000%, 7/01/39	7/30 at 100.00	AA–	2,366,860
225	4.000%, 7/01/40	7/30 at 100.00	AA–	265,819
2,055	4.000%, 7/01/45	7/30 at 100.00	AA–	2,400,692
1,000	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake	7/29 at 100.00	A	1,159,540
	Regional Medical Center, Series 2019, 4.000%, 7/01/39
1,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	2,206,944
	Series 2019A-1, 4.000%, 8/01/44
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/22 at 100.00	AA+	1,020,990
	Inova Health System, Series 2012A, 5.000%, 5/15/40
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/28 at 100.00	AA+	2,278,280
	Inova Health System, Series 2018A, 4.000%, 5/15/48
2,595	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding	No Opt. Call	AA+	2,741,488
	Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue	No Opt. Call	A3	2,684,700
	Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23
1,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital	1/25 at 103.00	A+	1,104,590
	Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System	7/25 at 100.00	N/R	3,924,060
	Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra
	Health Obligated Group, Refunding Series 2017A:
195	5.000%, 1/01/31	1/27 at 100.00	A–	232,302
2,000	5.000%, 1/01/47	1/27 at 100.00	A–	2,363,560
1,650	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra	1/32 at 100.00	A–	1,704,763
	Health Obligated Group, Refunding Series 2021, 3.000%, 1/01/51
1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds,	11/28 at 100.00	AA	1,138,010
	Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48
4,000	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion	7/30 at 100.00	AA–	4,668,000
	Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue
	Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A3	1,166,730
1,440	5.000%, 6/15/35	6/26 at 100.00	A3	1,675,037
1,360	4.000%, 6/15/37	6/26 at 100.00	A3	1,503,970
3,200	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series	7/27 at 100.00	AA–	3,866,624
	2017B, 5.000%, 7/01/46
6,000	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon	6/30 at 100.00	AA–	6,904,680
	Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara
	Healthcare, Refunding Series 2020:
1,000	4.000%, 11/01/38	11/29 at 100.00	AA	1,180,410
1,150	4.000%, 11/01/39	11/29 at 100.00	AA	1,355,884
2,700	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series	8/29 at 100.00	BBB+	3,103,515
	2019A-1, 4.000%, 8/01/44

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley
	Health System Obligated Group, Refunding Series 2015:
$ 1,500	5.000%, 1/01/33	1/26 at 100.00	A+	$ 1,731,780
1,000	5.000%, 1/01/35	1/26 at 100.00	A+	1,153,620
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,203,620
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,401,709
53,255	Total Health Care			60,867,465
	Housing/Multifamily – 6.4% (4.2% of Total Investments)
990	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue	1/27 at 100.00	N/R	1,037,154
	Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,000	3.500%, 3/01/35	3/24 at 100.00	AA+	1,039,520
1,000	3.625%, 3/01/39	3/24 at 100.00	AA+	1,039,680
900	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C,	8/24 at 100.00	AA+	944,316
	4.000%, 8/01/45
2,750	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E,	12/24 at 100.00	AA+	2,896,135
	3.750%, 12/01/40
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B,	5/25 at 100.00	AA+	1,581,105
	3.350%, 5/01/36
1,700	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A,	3/26 at 100.00	AA+	1,809,718
	3.875%, 3/01/47
3,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A,	3/28 at 100.00	AA+	3,283,200
	3.800%, 9/01/44
1,855	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020E,	7/29 at 100.00	AA+	1,865,351
	2.500%, 7/01/45
2,165	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020G,	9/29 at 100.00	AA+	2,172,750
	2.400%, 9/01/45
16,860	Total Housing/Multifamily			17,668,929
	Long-Term Care – 7.8% (5.1% of Total Investments)
900	Alexandria Industrial Development Authority, Virginia, Residential Care Facilities	10/25 at 100.00	BBB+	1,003,995
	Mortgage Revenue Bonds, Goodwin House Incorporated, Series 2015, 5.000%, 10/01/50
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities
	Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
1,965	5.000%, 10/01/42	10/24 at 102.00	BBB+	2,179,696
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	753,781
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility	10/26 at 103.00	A–	1,120,370
	Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020,
	4.000%, 10/01/50
1,000	James City County Economic Development Authority, Virginia, Residential Care Facility	6/27 at 103.00	N/R	1,079,530
	Revenue Bonds, Virginia United Methodist Homes of Williamsburg Inc. Windsormeade, Series
	2021A, 4.000%, 6/01/47
1,045	James City County Economic Development Authority, Virginia, Residential Care Facility	12/27 at 103.00	N/R	1,143,982
	Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A, 4.000%, 12/01/50
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/25 at 102.00	BBB–	1,070,760
	Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2016,
	4.000%, 1/01/37
1,250	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/23 at 103.00	BBB–	1,320,975
	Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2017A,
	5.000%, 1/01/48
	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement
	Community, Inc., Harbor’s Edge Project, Series 2019A:
625	5.000%, 1/01/49	1/24 at 104.00	N/R	676,719
2,700	5.250%, 1/01/54	1/24 at 104.00	N/R	2,931,174

NPV	Nuveen Virginia Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Prince William County Industrial Development Authority, Virginia, Residential Care
	Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016:
$ 670	5.000%, 1/01/37	1/25 at 102.00	BB	$ 717,041
2,000	5.000%, 1/01/46	1/25 at 102.00	BB	2,123,980
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage
	Revenue Bonds, Lake Prince Center, Inc./United Church Homes and Services Obligated Group,
	Refunding Series 2016:
1,000	5.000%, 9/01/26	9/24 at 102.00	N/R	1,113,020
1,920	5.000%, 9/01/31	9/24 at 102.00	N/R	2,108,429
1,900	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc	7/27 at 103.00	A	2,139,533
	Obligated Group, Series 2020A, 4.000%, 1/01/51
19,675	Total Long-Term Care			21,482,985
	Tax Obligation/General – 1.0% (0.6% of Total Investments)
2,035	Arlington County, Virginia, General Obligation Bonds, Refunding Series 2014B,	No Opt. Call	AAA	2,104,597
	5.000%, 8/15/22
380	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series	No Opt. Call	AA+	533,968
	2017D, 5.000%, 3/01/33
2,415	Total Tax Obligation/General			2,638,565
	Tax Obligation/Limited – 33.6% (21.9% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding
	County Projects, Series 2017:
1,730	5.000%, 2/15/35	8/27 at 100.00	Aa1	2,110,635
1,340	5.000%, 2/15/37	8/27 at 100.00	Aa1	1,629,520
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds,
	Golf Course Project, Series 2005A:
255	5.250%, 7/15/25 – ACA Insured	12/21 at 100.00	N/R	255,400
520	5.500%, 7/15/35 – ACA Insured	12/21 at 100.00	N/R	520,598
1,150	Dulles Town Center Community Development Authority, Loudon County, Virginia Special	3/22 at 100.00	N/R	1,153,864
	Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26
1,500	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail	4/27 at 100.00	AA+	1,789,065
	Parking System Project, Series 2017, 5.000%, 4/01/42
1,400	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds,	3/31 at 100.00	N/R	1,517,152
	Refunding Series 2021A, 3.750%, 3/01/36, 144A
4,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,	11/25 at 100.00	BB	4,534,720
	5.000%, 11/15/34
395	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F. Forward	1/31 at 100.00	Ba1	446,927
	Delivery, 4.000%, 1/01/42
500	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	502,020
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A,	12/26 at 100.00	BB	1,162,410
	5.000%, 12/01/34
2,000	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton	7/30 at 100.00	AA	2,551,220
	Roads Transportation Fund, Senior Lien Series 2020A, 5.250%, 7/01/60
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads
	Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
4,000	5.000%, 7/01/48 (UB) (4)	1/28 at 100.00	AA+	4,880,040
2,000	5.000%, 7/01/52	1/28 at 100.00	AA+	2,430,880
13,000	5.000%, 7/01/52 (UB) (4)	1/28 at 100.00	AA+	15,800,720
1,000	5.500%, 7/01/57	1/28 at 100.00	AA+	1,241,930
965	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment	3/25 at 100.00	N/R	1,021,481
	Bonds, Series 2015, 5.000%, 3/01/35, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation
	Bonds, Refunding Series 2018:
$ 360	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	$ 387,310
3,000	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	3,272,970
645	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	N/R	672,374
	5.500%, 7/01/29 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding	No Opt. Call	N/R	4,460,418
	Series 2005C, 0.010%, 7/01/28 – AMBAC Insured
5,085	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	N/R	3,674,980
	0.000%, 7/01/29 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
51	0.000%, 7/01/24	No Opt. Call	N/R	48,999
96	0.000%, 7/01/27	No Opt. Call	N/R	87,852
94	0.000%, 7/01/29	7/28 at 98.64	N/R	81,319
121	0.000%, 7/01/31	7/28 at 91.88	N/R	97,232
136	0.000%, 7/01/33	7/28 at 86.06	N/R	101,840
1,173	4.500%, 7/01/34	7/25 at 100.00	N/R	1,283,274
3,609	0.000%, 7/01/51	7/28 at 30.01	N/R	873,522
6,310	5.000%, 7/01/58	7/28 at 100.00	N/R	7,244,196
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
550	4.329%, 7/01/40	7/28 at 100.00	N/R	617,375
4	4.536%, 7/01/53	7/28 at 100.00	N/R	4,482
62	4.784%, 7/01/58	7/28 at 100.00	N/R	70,392
760	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding	No Opt. Call	Baa2	835,825
	Series 2007CC, 5.500%, 7/01/28 – NPFG Insured
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note	9/25 at 100.00	A	1,694,070
	Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	AA	2,440,771
	Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A
885	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior	No Opt. Call	AA	929,082
	Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior	No Opt. Call	AA	1,063,130
	Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured
1,725	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series	10/22 at 100.00	AA	1,776,940
	2012A, 5.000%, 10/01/32 – AGM Insured
1,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/30 at 100.00	AA+	1,804,095
	College & Equipment Programs, Series 2020A, 4.000%, 2/01/38
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation	9/26 at 100.00	AA+	4,200,980
	Revenue Notes, Series 2016, 5.000%, 9/15/30
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B,	8/29 at 100.00	AA+	2,394,760
	4.000%, 8/01/38 (AMT)
1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding	8/30 at 100.00	AA+	1,233,010
	Series 2020B, 4.000%, 8/01/32
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A,	8/25 at 100.00	AA+	2,324,580
	5.000%, 8/01/26
35	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program,	11/22 at 100.00	AAA	36,453
	Series 2012A, 5.000%, 11/01/42
120	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue	4/28 at 112.76	N/R	140,952
	Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%,
	4/01/41, 144A
300	Virginia Small Business Financing Authority, Tourism Development Financing Program	10/30 at 120.40	N/R	388,824
	Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%,
	10/01/43, 144A

NPV	Nuveen Virginia Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series	5/22 at 100.00	AA+	$ 1,016,990
	2012, 4.000%, 5/15/37
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series	5/27 at 100.00	AA+	1,141,600
	2017, 4.000%, 5/15/42
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series	5/28 at 100.00	AA+	1,172,200
	2018, 4.000%, 5/15/38
920	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding	12/26 at 100.00	Aa2	1,102,059
	Series 2016, 5.000%, 12/01/36
86,411	Total Tax Obligation/Limited			92,223,438
	Transportation – 44.6% (29.0% of Total Investments)
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding
	Series 2016A:
375	4.000%, 7/01/34	7/26 at 100.00	A2	420,716
400	4.000%, 7/01/35	7/26 at 100.00	A2	447,776
250	4.000%, 7/01/38	7/26 at 100.00	A2	279,365
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds,
	First Tier Series 2016:
1,705	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,992,906
8,320	5.000%, 7/01/46	7/26 at 100.00	BBB	9,811,776
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital
	Appreciation Series 2012B:
2,000	0.000%, 7/15/32 (5)	7/28 at 100.00	BBB+	2,209,800
4,125	0.000%, 7/15/40 (5)	7/28 at 100.00	BBB+	4,563,776
1,000	0.000%, 7/15/40 – AGM Insured (5)	7/28 at 100.00	AA	1,122,700
4,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	A–	5,129,865
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	4.000%, 10/01/44
3,800	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	4/22 at 100.00	A–	3,860,800
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,764,800
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	9,056,058
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	821,411
5,010	0.010%, 10/01/39 – AGC Insured	No Opt. Call	AA	3,312,462
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	A–	8,910,464
	Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
7,300	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/26 at 100.00	Aa3	8,669,991
	Series 2016A, 5.000%, 10/01/35 (AMT)
375	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/27 at 100.00	Aa3	454,534
	Series 2017, 5.000%, 10/01/34 (AMT)
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding
	Series 2018A:
2,000	5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aa3	2,473,420
3,290	5.000%, 10/01/36 (AMT)	10/28 at 100.00	Aa3	4,051,109
2,000	5.000%, 10/01/38 (AMT)	10/28 at 100.00	Aa3	2,454,700
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding
	Series 2019A:
1,000	5.000%, 10/01/30 (AMT)	10/29 at 100.00	Aa3	1,270,310
4,000	5.000%, 10/01/38 (AMT)	10/29 at 100.00	Aa3	5,004,800

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 2,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/31 at 100.00	Aa3	$ 2,343,060
	Series 2021A, 4.000%, 10/01/51 (AMT)
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding
	Series 2016:
150	5.000%, 8/01/26 (AMT)	12/21 at 100.00	B	150,351
595	5.000%, 8/01/31 (AMT)	12/21 at 100.00	B	596,368
1,740	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019, 5.000%, 7/01/43	7/29 at 100.00	A–	2,145,838
660	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System,	No Opt. Call	A	677,668
	Series 2002, 5.250%, 7/15/22 – FGIC Insured
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform
	66 P3 Project, Senior Lien Series 2017:
4,000	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	4,778,560
5,785	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	6,881,836
1,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes	1/22 at 100.00	BBB	1,505,595
	LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes
	LLC Project, Series 2019:
250	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	250,910
3,785	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	3,798,475
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
750	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	770,437
5,025	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	5,187,056
5,700	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	5,862,222
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue
	Bonds, Series 2017B:
3,000	5.000%, 7/01/36	7/27 at 100.00	AA	3,638,400
2,000	5.000%, 7/01/42	7/27 at 100.00	AA	2,405,280
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue	7/27 at 100.00	AA–	1,201,130
	Bonds, Series 2018, 5.000%, 7/01/43
113,050	Total Transportation			122,276,725
	U.S. Guaranteed – 11.3% (7.4% of Total Investments) (6)
935	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA	1,013,185
	11/01/24 – AGM Insured (ETM)
1,030	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Bonds,	No Opt. Call	Baa2	1,169,308
	Refunding Series 1998, 5.500%, 7/01/25 – NPFG Insured (ETM)
3,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+	3,555,967
	Initiatives, Series 2013A, 5.250%, 1/01/40 (Pre-refunded 1/01/23)
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,	3/25 at 100.00	N/R	115,704
	Series 2015, 5.600%, 3/01/45 (Pre-refunded 3/01/25), 144A
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue	10/27 at 100.00	AA+	1,241,110
	Bonds, Refunding Series 2017B, 5.000%, 10/01/33 (Pre-refunded 10/01/27)
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities	12/23 at 100.00	N/R	1,092,290
	Revenue Bonds, Vinson Hall LLC, Series 2013A, 5.000%, 12/01/47 (Pre-refunded 12/01/23)
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,023,917
	(Pre-refunded 1/01/22)
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A–	874,703
	2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)

NPV	Nuveen Virginia Quality Municipal Income Fund Portfolio of Investments (continued) November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate
	Series 2018A:
$ 1,415	5.000%, 10/01/40 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	$ 1,756,171
1,010	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,253,521
1,000	5.000%, 10/01/43 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,241,110
1,630	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/30	3/27 at 100.00	AAA	1,988,567
	(Pre-refunded 3/01/27)
3,155	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	3,292,558
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding
	Series 2013B, 5.000%, 11/01/46 (Pre-refunded 11/01/22)
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	A2	730,462
	5.250%, 7/01/22 – AGM Insured (ETM)
1,000	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage	12/22 at 100.00	N/R	1,043,520
	Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012,
	4.625%, 12/01/27 (Pre-refunded 12/01/22)
5,225	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program,	11/22 at 100.00	N/R	5,456,781
	Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)
1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Goochland	11/22 at 63.13	AA	630,030
	County – Tuckahoe Creek Service District Project, Series 2012, 0.000%, 11/01/34
	(Pre-refunded 11/01/22)
915	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding	12/26 at 100.00	N/R	1,109,227
	Series 2016, 5.000%, 12/01/36 (Pre-refunded 12/01/26)
2,335	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley	1/24 at 100.00	A+	2,556,872
	Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44
	(Pre-refunded 1/01/24)
28,665	Total U.S. Guaranteed			31,145,003
	Utilities – 8.7% (5.6% of Total Investments)
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	2,030,980
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory
	Put 7/01/22)
1,675	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	1,887,876
	2016, 5.000%, 1/01/46
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/30 at 100.00	A–	1,225,720
	2020A, 5.000%, 1/01/50
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,552,785
495	5.000%, 10/01/34	10/22 at 100.00	BBB	510,994
3,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	3,399,420
1,000	Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42	11/27 at 100.00	AA+	1,214,310
2,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien	7/32 at 100.00	N/R	2,451,640
	Forward Delivery Series 2022A, 5.000%, 7/01/37, 144A, (WI/DD, Settling 6/15/22)
625	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	CCC	642,356
	5.250%, 7/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A:
$ 5,000	5.000%, 1/15/33	1/26 at 100.00	Aa1	$ 5,883,100
1,000	5.000%, 1/15/35	1/26 at 100.00	Aa1	1,175,280
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding	12/21 at 100.00	CCC	726,598
	Series 2007A, 5.000%, 7/01/24
1,000	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta	7/23 at 100.00	B	1,045,950
	Project, Series 2018, 5.000%, 1/01/48 (AMT) (Mandatory Put 7/01/38) , 144A
21,025	Total Utilities			23,747,009
$ 386,226	Total Long-Term Investments (cost $382,741,661)			421,864,135
	Floating Rate Obligations – (7.4)%			(20,350,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (46.5)% (7)			(127,670,980)
	Other Assets Less Liabilities – 0.2%			605,748
	Net Asset Applicable to Common Shares – 100%			$ 274,448,903

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

	NKG	NMT	NMS	NOM	NPV
Assets
Long-term investments, at value (cost $207,813,098,
$196,223,659, $131,909,526, $46,045,743 and
$382,741,661, respectively)	$222,060,725	$213,121,787	$141,629,668	$49,423,145	$421,864,135
Cash	85,861	119,945	—	819,964	—
Receivable for:
Interest	2,893,496	2,804,765	1,623,530	515,060	5,225,867
Investments sold	2,000,000	4,947,760	20,271	990,836	—
Other assets	384	2,114	255	6,537	37,160
Total assets	227,040,466	220,996,371	143,273,724	51,755,542	427,127,162
Liabilities
Cash overdraft	—	—	42,107	—	996,831
Floating rate obligations	19,600,000	—	—	600,000	20,350,000
Payable for:
Dividends	456,412	390,532	296,647	99,937	823,561
Interest	44,611	—	—	2,474	73,733
Investments purchased - when-issued/delayed-delivery
settlement	—	4,998,780	—	276,268	2,421,880
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares,
net of deferred offering costs (liquidation preference
$58,500,000, $ —, $52,800,000, $ — and
$ —, respectively)	58,447,874	—	52,763,527	—	—
MuniFund Preferred (“MFP”) Shares, net of deferred
offering costs (liquidation preference $ —, $ —,
$ —, $18,000,000 and $ —, respectively)	—	—	—	17,791,310	—
Variable Rate Demand Preferred (“VRDP”) Shares, net of
deferred offering costs (liquidation preference $ —,
$74,000,000, $ —, $ — and $128,000,000, respectively)	—	73,753,680	—	—	127,670,980
Accrued expenses:
Management fees	110,912	109,184	70,437	25,465	204,161
Trustees fees	2,120	2,209	1,464	522	34,858
Other	72,239	68,516	62,099	40,432	102,255
Total liabilities	78,734,168	79,322,901	53,236,281	18,836,408	152,678,259
Commitments and contingencies (as disclosed in Note 8)
Net assets applicable to common shares	$148,306,298	$141,673,470	$ 90,037,443	$32,919,134	$274,448,903
Common shares outstanding	10,399,813	9,324,170	5,784,307	2,348,013	17,910,256
Net asset value (“NAV”) per common share outstanding	$ 14.26	$ 15.19	$ 15.57	$ 14.02	$ 15.32
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$ 103,998	$ 93,242	$ 57,843	$ 23,480	$ 179,103
Paid-in surplus	137,118,763	129,304,393	80,918,328	30,650,472	250,620,695
Total distributable earnings	11,083,537	12,275,835	9,061,272	2,245,182	23,649,105
Net assets applicable to common shares	$148,306,298	$141,673,470	$ 90,037,443	$32,919,134	$274,448,903
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended November 30, 2021 (Unaudited)

	NKG	NMT	NMS	NOM	NPV
Investment Income	$ 3,775,229	$ 3,506,449	$2,628,838	$ 915,704	$7,506,989
Expenses
Management fees	681,365	671,085	432,215	156,454	1,255,564
Interest expense and amortization of offering costs	305,079	326,001	253,260	99,329	790,573
Custodian fees	13,741	15,569	13,587	8,344	22,926
Trustees fees	3,213	3,349	2,216	791	6,802
Professional fees	20,437	21,177	18,344	16,352	27,871
Shareholder reporting expenses	11,820	10,956	8,144	6,143	17,695
Shareholder servicing agent fees	9,575	2,031	9,427	8,482	3,732
Stock exchange listing fees	3,327	3,327	3,327	3,329	3,327
Investor relations expenses	2,381	2,401	1,503	367	4,768
Other	8,534	12,251	7,775	7,918	20,687
Total expenses	1,059,472	1,068,147	749,798	307,509	2,153,945
Net investment income (loss)	2,715,757	2,438,302	1,879,040	608,195	5,353,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	650,922	67,263	22,145	461	45,619
Change in net unrealized appreciation (depreciation)
of investments	(2,151,536)	(1,580,151)	(375,989)	(306,777)	(2,946,036)
Net realized and unrealized gain (loss)	(1,500,614)	(1,512,888)	(353,844)	(306,316)	(2,900,417)
Net increase (decrease) in net assets applicable to common
shares from operations	$ 1,215,143	$ 925,414	$1,525,196	$ 301,879	$ 2,452,627

See accompanying notes to financial statements.

Statement of Changes in Net Assets

		NKG			NMT
	Six Months			Six Months
	Ended		Year	Ended		Year
	11/30/21		Ended	11/30/21		Ended
	(Unaudited)		5/31/21	(Unaudited)		5/31/21
Operations
Net investment income (loss)	$ 2,715,757		$ 5,617,268	$ 2,438,302		$ 5,314,505
Net realized gain (loss) from investments	650,922		635,323	67,263		168,132
Change in net unrealized appreciation (depreciation) of investments	(2,151,536)		3,940,693	(1,580,151)		6,279,772
Net increase (decrease) in net assets applicable to common shares
from operations	1,215,143		10,193,284	925,414		11,762,409
Distributions to Common Shareholders
Dividends	(2,807,949)		(5,407,903)	(2,517,268)		(5,090,213)
Decrease in net assets applicable to
common shares from distributions
to common shareholders	(2,807,949)		(5,407,903)	(2,517,268)		(5,090,213)
Capital Share Transactions
Common shares:
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	—		—	21,508		—
Net increase (decrease) in net assets
applicable to common shares from
capital share transactions	—		—	21,508		—
Net increase (decrease) in net assets
applicable to common shares	(1,592,806)		4,785,381	(1,570,346)		6,672,196
Net assets applicable to common
shares at the beginning of period	149,899,104		145,113,723	143,243,816		136,571,620
Net assets applicable to common
shares at the end of period	$148,306,298		$149,899,104	$141,673,470		$143,243,816

See accompanying notes to financial statements.

		NMS			NOM
	Six Months			Six Months
	Ended		Year	Ended		Year
	11/30/21		Ended	11/30/21		Ended
	(Unaudited)		5/31/21	(Unaudited)		5/31/21
Operations
Net investment income (loss)	$ 1,879,040		$ 3,833,160	$ 608,195		$ 1,296,201
Net realized gain (loss) from investments	22,145		171	461		12,619
Change in net unrealized appreciation (depreciation) of investments	(375,989)		4,377,272	(306,777)		1,097,030
Net increase (decrease) in net assets applicable to common shares
from operations	1,525,196		8,210,603	301,879		2,405,850
Distributions to Common Shareholders
Dividends	(1,821,890)		(3,550,405)	(619,778)		(1,196,695)
Decrease in net assets applicable to
common shares from distributions
to common shareholders	(1,821,890)		(3,550,405)	(619,778)		(1,196,695)
Capital Share Transactions
Common shares:
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	24,267		5,734	12,452		19,216
Net increase (decrease) in net assets
applicable to common shares from
capital share transactions	24,267		5,734	12,452		19,216
Net increase (decrease) in net assets
applicable to common shares	(272,427)		4,665,932	(305,447)		1,228,371
Net assets applicable to common
shares at the beginning of period	90,309,870		85,643,938	33,224,581		31,996,210
Net assets applicable to common
shares at the end of period	$90,037,443		$90,309,870	$32,919,134		$33,224,581

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

		NPV
	Six Months
	Ended		Year
	11/30/21		Ended
	(Unaudited)		5/31/21
Operations
Net investment income (loss)	$ 5,353,044		$ 10,828,951
Net realized gain (loss) from investments	45,619		(28,052)
Change in net unrealized appreciation (depreciation) of investments	(2,946,036)		16,874,300
Net increase (decrease) in net assets applicable to common shares
from operations	2,452,627		27,675,199
Distributions to Common Shareholders
Dividends	(5,210,329)		(10,302,488)
Decrease in net assets applicable to
common shares from distributions
to common shareholders	(5,210,329)		(10,302,488)
Capital Share Transactions
Common shares:
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	202,459		293,110
Net increase (decrease) in net assets
applicable to common shares from
capital share transactions	202,459		293,110
Net increase (decrease) in net assets
applicable to common shares	(2,555,243)		17,665,821
Net assets applicable to common
shares at the beginning of period	277,004,146		259,338,325
Net assets applicable to common
shares at the end of period	$274,448,903		$277,004,146

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended November 30, 2021 (Unaudited)

	NKG	NMT	NMS	NOM	NPV
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to
Common Shares from Operations	$ 1,215,143	$ 925,414	$ 1,525,196	$ 301,879	$ 2,452,627
Adjustments to reconcile the net increase (decrease) in net
assets applicable to common shares from operations to net
cash provided by (used in) operating activities:
Purchases of investments	(14,330,579)	(13,961,401)	(8,835,929)	(1,547,664)	(11,250,915)
Proceeds from sales and maturities of investments	14,159,067	12,422,473	8,804,930	2,774,999	7,554,895
Taxes paid	—	(2)	(61)	(9)	(265)
Amortization (Accretion) of premiums and discounts, net	905,840	1,029,238	107,709	126,897	637,685
Amortization of deferred offering costs	3,729	4,888	2,609	4,048	7,607
(Increase) Decrease in:
Receivable for interest	94,194	59,367	44,477	6,384	85,067
Receivable for investments sold	(2,000,000)	(3,447,760)	60,379	(985,820)	15,000
Other assets	(384)	3,121	(255)	(3,593)	(7,919)
Increase (Decrease) in:
Payable for interest	(65,493)	—	—	(837)	(52,883)
Payable for investments purchased – when-issued/delayed
delivery settlement	—	4,998,780	(273,580)	276,268	1,979,693
Accrued management fees	(4,979)	(4,894)	(2,668)	(1,105)	(8,614)
Accrued Trustees fees	(1,430)	(1,479)	(972)	(349)	2,106
Accrued other expenses	(13,310)	(15,954)	(17,959)	(21,617)	(16,240)
Net realized (gain) loss from investments	(650,922)	(67,263)	(22,145)	(461)	(45,619)
Change in net unrealized (appreciation) depreciation
of investments	2,151,536	1,580,151	375,989	306,777	2,946,036
Net cash provided by (used in) operating activities	1,462,412	3,524,679	1,767,720	1,235,797	4,298,261
Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft	—	(881,391)	30,238	—	708,867
Cash distributions paid to common shareholders	(2,808,514)	(2,523,343)	(1,797,958)	(606,983)	(5,007,128)
Net cash provided by (used in) financing activities	(2,808,514)	(3,404,734)	(1,767,720)	(606,983)	(4,298,261)
Net Increase (Decrease) in Cash	(1,346,102)	119,945	—	628,814	—
Cash at the beginning of period	1,431,963	—	—	191,150	—
Cash at the end of period	$ 85,861	$ 119,945	$ —	$ 819,964	$ —
Supplemental Disclosure of Cash Flow Information	NKG	NMT	NMS	NOM	NPV
Cash paid for interest (excluding amortization of
offering costs)	$ 366,378	$ 320,602	$ 250,402	$ 96,103	$ 835,661
Non-cash financing activities not included herein consists
of reinvestments of common share distributions	—	21,508	24,267	12,452	202,459

See accompanying notes to financial statements.

Financial Highlights

Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders			Common Share

						From		Discount
	Beginning	Net	Net		From	Accumu-		Per
	Common	Investment	Realized/		Net	lated Net		Share		Ending
	Share	Income	Unrealized		Investment	Realized		Repurchased	Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	and Retired	NAV	Price

NKG
Year Ended 5/31:
2022(d)	$14.41	$0.26	$(0.14)	$0.12	$(0.27)	$ —	$(0.27)	$ —	$14.26	$13.84
2021	13.95	0.54	0.44	0.98	(0.52)	—	(0.52)	—	14.41	13.60
2020	13.86	0.48	0.06	0.54	(0.45)	—	(0.45)	—	13.95	11.98
2019	13.32	0.46	0.48	0.94	(0.43)	—	(0.43)	0.03	13.86	12.46
2018	13.80	0.49	(0.46)	0.03	(0.51)	—	(0.51)	—	13.32	11.38
2017	14.40	0.55	(0.55)	—	(0.60)	—	(0.60)	—	13.80	13.28

NMT
Year Ended 5/31:
2022(d)	15.36	0.26	(0.16)	0.10	(0.27)	—	(0.27)	—	15.19	15.34
2021	14.65	0.57	0.69	1.26	(0.55)	—	(0.55)	—	15.36	14.92
2020	14.73	0.52	(0.10)	0.42	(0.50)	—	(0.50)	—	14.65	13.15
2019	14.28	0.52	0.42	0.94	(0.50)	—	(0.50)	0.01	14.73	12.84
2018	14.72	0.59	(0.40)	0.19	(0.63)	—	(0.63)	—	14.28	12.64
2017	15.34	0.64	(0.58)	0.06	(0.68)	—	(0.68)	—	14.72	13.90

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)

	Based	Ending		Net
Based	on	Net		Investment	Portfolio
on	Share	Assets		Income	Turnover
NAV(a)	Price(a)	(000)	Expenses	(Loss)	Rate(c)

0.84%	3.77%	$148,306	1.42%*	3.63%*	6%
7.12	18.24	149,899	1.46	3.78	7
3.90	(0.33)	145,114	2.13	3.40	9
7.49	13.72	144,152	2.45	3.50	20
0.22	(10.74)	140,485	2.19	3.64	15
0.07	(2.76)	145,577	2.10	3.94	13

0.66	4.65	141.673	1.50*	3.41*	6
8.69	17.81	143,244	1.54	3.77	8
2.83	6.14	136,572	2.20	3.47	11
6.87	5.80	137,281	2.45	3.70	16
1.29	(4.84)	133,468	2.13	4.04	17
0.43	(2.78)	137,639	1.91	4.29	12

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NKG		NMT
Year Ended 5/31:		Year Ended 5/31:
2022(d)	0.41%*	2022(d)	0.46%*
2021	0.44	2021	0.49
2020	1.09	2020	1.14
2019	1.36	2019	1.30
2018	1.11	2018	1.00
2017	1.03	2017	0.83

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Annualized

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a common share outstanding throughout each period:

						Less Distributions to
		Investment Operations				Common Shareholders				Common Share
									Premium
						From			per	Discount
	Beginning	Net	Net		From	Accumu-			Share	Per
	Common	Investment	Realized/		Net	lated Net			through	Share		Ending
	Share	Income	Unrealized		Investment	Realized	Return of		Shelf	Repurchased	Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Capital	Total	Offering	and Retired	NAV	Price
NMS
Year Ended 5/31:
2022(d)	$15.62	$0.32	$(0.05)	$0.27	$(0.32)	$ —	$ —	$(0.32)	$ —	$ —	$15.57	$15.10
2021	14.81	0.66	0.76	1.42	(0.61)	—	—	(0.61)	—	—	15.62	16.24
2020	15.19	0.59	(0.40)	0.19	(0.57)	—	—	(0.57)	—	—	14.81	13.55
2019	14.69	0.62	0.50	1.12	(0.62)	—	—	(0.62)	—	—*	15.19	13.76
2018	15.08	0.70	(0.37)	0.33	(0.74)	—	—	(0.74)	0.02	—	14.69	13.60
2017	15.78	0.70	(0.62)	0.08	(0.79)	—	—	(0.79)	0.01	—	15.08	16.18

NOM
Year Ended 5/31:
2022(d)	14.16	0.26	(0.14)	0.12	(0.26)	—	—	(0.26)	—	—	14.02	14.59
2021	13.64	0.55	0.48	1.03	(0.51)	—	—	(0.51)	—	—	14.16	14.70
2020	13.84	0.50	(0.21)	0.29	(0.49)	—	—	(0.49)	—	—	13.64	14.56
2019	13.48	0.52	0.36	0.88	(0.52)	—	—	(0.52)	—	—	13.84	13.97
2018	13.95	0.57	(0.41)	0.16	(0.62)	—	(0.01)	(0.63)	—	—	13.48	13.34
2017	14.45	0.65	(0.44)	0.21	(0.71)	—	—	(0.71)	—	—	13.95	16.20

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares

Common Share
Total Returns			Ratios to Average Net Assets(b)

	Based	Ending		Net
Based	on	Net		Investment	Portfolio
on	Share	Assets		Income	Turnover
NAV(a)	Price(a)	(000)	Expenses	(Loss)	Rate(c)

1.71%	(5.11)%	$90,037	1.65%**	4.15%**	6%
9.74	24.89	90,310	1.71	4.30	5
1.24	2.57	85,644	2.46	3.85	12
7.88	6.13	87,812	2.75	4.25	30
2.37	(11.55)	85,067	2.40	4.66	13
0.68	6.41	84,726	2.47	4.59	19

0.88	1.04	32,919	1.85**	3.67**	3
7.66	4.69	33,225	1.93	3.95	13
2.07	7.93	31,996	2.66	3.58	10
6.70	9.06	32,444	2.72	3.90	23
1.15	(13.89)	31,605	2.54	4.15	20
1.53	5.77	32,658	2.27	4.65	14

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NMS		NOM
Year Ended 5/31:		Year Ended 5/31:
2022(d)	0.56%**	2022(d)	0.60%**
2021	0.60	2021	0.63
2020	1.32	2020	1.29
2019	1.59	2019	1.40
2018	1.06	2018	1.19
2017	1.29	2017	0.99

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Rounds to less than $0.01 per share.
**	Annualized

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders				Common Share
									Discount
	Beginning	Net	Net		From	Accumu-			Per
	Common	Investment	Realized/		Net	lated Net			Share		Ending
	Share	Income	Unrealized		Investment	Realized	Return of		Repurchased	Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Capital	Total	and Retired	NAV	Price
NPV
Year Ended 5/31:
2022(d)	$15.48	$0.30	$(0.17)	$0.13	$(0.29)	$ —	$ —	$(0.29)	$ —	$15.32	$16.80
2021	14.51	0.61	0.94	1.55	(0.58)	—	—	(0.58)	—	15.48	16.13
2020	14.67	0.54	(0.17)	0.37	(0.53)	—	—	(0.53)	—	14.51	13.40
2019	14.17	0.53	0.49	1.02	(0.53)	—	—	(0.53)	0.01	14.67	12.92
2018	14.49	0.56	(0.32)	0.24	(0.56)	—	—	(0.56)	—	14.17	12.35
2017	15.00	0.58	(0.50)	0.08	(0.59)	—	—	(0.59)	—	14.49	13.25

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)

	Based	Ending		Net
Based	on	Net		Investment	Portfolio
on	Share	Assets		Income	Turnover
NAV(a)	Price(a)	(000)	Expenses	(Loss)	Rate(c)

0.85%	6.06%	$274,449	1.55%*	3.86%*	2%
10.80	25.01	277,004	1.58	3.99	7
2.48	7.74	259,338	2.20	3.65	18
7.49	9.23	262,202	2.48	3.81	21
1.70	(2.62)	254,175	2.07	3.92	22
0.63	(4.14)	259,831	1.97	3.98	38

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NPV
Year Ended 5/31:
2022(d)	0.57%*
2021	0.58
2020	1.18
2019	1.42
2018	1.02
2017	0.94

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Annualized

See accompanying notes to financial statements.

Financial Highlights (continued)

	AMTP Shares		VMTP Shares		VRDP Shares
	at the End of Period		at the End of Period		at the End of Period
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage	Amount	Coverage
	Outstanding	Per $100,000	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share	(000)	Share
NKG
Year Ended 5/31:
2022(a)	$58,500	$353,515	$ —	$ —	$ —	$ —
2021	58,500	356,238	—	—	—	—
2020	58,500	348,058	—	—	—	—
2019	58,500	346,414	—	—	—	—
2018	—	—	82,000	271,323	—	—
2017	—	—	82,000	277,532	—	—

NMT
Year Ended 5/31:
2022(a)	—	—	—	—	74,000	291,451
2021	—	—	—	—	74,000	293,573
2020	—	—	—	—	74,000	284,556
2019	—	—	—	—	74,000	285,515
2018	—	—	—	—	74,000	280,362
2017	—	—	—	—	74,000	285,999

(a)	Unaudited. For the six months ended November 30, 2021.

See accompanying notes to financial statements.

	AMTP Shares		VMTP Shares		MFP Shares
	at the End of Period		at the End of Period		at the End of Period
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage	Amount	Coverage
	Outstanding	Per $100,000	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share	(000)	Share
NMS
Year Ended 5/31:
2022(a)	$52,800	$270,525	$ —	$ —	$ —	$ —
2021	52,800	271,041	—	—	—	—
2020	52,800	262,204	—	—	—	—
2019	52,800	266,310	—	—	—	—
2018	—	—	52,800	261,111	—	—
2017	—	—	52,800	260,466	—	—

NOM
Year Ended 5/31:
2022(a)	—	—	—	—	18,000	282,884
2021	—	—	—	—	18,000	284,581
2020	—	—	—	—	18,000	277,757
2019	—	—	—	—	18,000	280,242
2018	—	—	—	—	18,000	275,584
2017	—	—	18,000	281,436	—	—

(a) Unaudited. For the six months ended November 30, 2021.

See accompanying notes to financial statements.

Financial Highlights (continued)

	VRDP Shares
	at the End of Period
	Aggregate	Asset
	Amount	Coverage
	Outstanding	Per $100,000
	(000)	Share
NPV
Year Ended 5/31:
2022(a)	$128,000	$314,413
2021	128,000	316,409
2020	128,000	302,608
2019	128,000	304,845
2018	128,000	298,574
2017	128,000	302,993

(a) Unaudited. For the six months ended November 30, 2021.

See accompanying notes to financial statements.

Notes to

Financial Statements (Unaudited)

1. General Information

Fund Information

The state funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen Georgia Quality Municipal Income Fund (NKG)
• Nuveen Massachusetts Quality Municipal Income Fund (NMT)
• Nuveen Minnesota Quality Municipal Income Fund (NMS)
• Nuveen Missouri Quality Municipal Income Fund (NOM)
• Nuveen Virginia Quality Municipal Income Fund (NPV)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NKG, NMS and NOM were organized as Massachusetts business trusts on October 26, 2001, April 28, 2014 and March 29, 1993, respectively. NMT and NPV were organized as Massachusetts business trusts on January 12, 1993.

The end of the reporting period for the Funds is November 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2021 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of the Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Notes to Financial Statements (Unaudited) (continued)

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:

NKG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$221,893,134	$167,591**	$222,060,725
NMT
Long-Term Investments*:
Municipal Bonds	$ —	$213,121,787	$ —	$213,121,787
NMS
Long-Term Investments*
Municipal Bonds	$ —	$141,629,668	$ —	$141,629,668
NOM
Long-Term Investments*:
Municipal Bonds	$ —	$ 49,423,145	$ —	$ 49,423,145
NPV
Long-Term Investments*:
Municipal Bonds	$ —	$421,864,135	$ —	$421,864,135

* Refer to the Fund’s Portfolio of Investments for industry classifications.

** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 – Fund Shares.

Notes to Financial Statements (Unaudited) (continued)

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”) in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NKG	NMT	NMS	NOM	NPV
Floating rate obligations: self-deposited Inverse Floaters	$19,600,000	$ —	$ —	$600,000	$20,350,000
Floating rate obligations: externally-deposited Inverse Floaters	—	7,325,000	—	—	—
Total	$19,600,000	$7,325,000	$ —	$600,000	$20,350,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NKG	NMT	NMS	NOM	NPV
Average floating rate obligations outstanding	$19,600,000	$ —	$ —	$600,000	$20,350,000
Average annual interest rate and fees	0.51%	—%	—%	0.50%	0.57%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NKG	NMT	NMS	NOM	NPV
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$19,600,000	$ —	$ —	$600,000	$20,350,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	7,325,000	—	—	—
Total	$19,600,000	$7,325,000	$ —	$600,000	$20,350,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	NKG	NMT	NMS	NOM	NPV
Purchases	$14,330,579	$13,961,401	$8,835,929	$1,547,664	$11,250,915
Sales and maturities	14,159,067	12,422,473	8,804,930	2,774,999	7,554,895

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when issued/ delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable. were as follows:

	NMT		NMS		NOM		NPV
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/21	5/31/21	11/30/21	5/31/21	11/30/21	5/31/21	11/30/21	5/31/21
Common shares:
Issued to shareholders due
to reinvestment of distributions	1,419	—	1,552	369	844	1,372	12,793	19,216

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares

The following Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publically available.

The details of the each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:

				Liquidation
				Preference,
		Shares	Liquidation	net of deferred
Fund	Series	Outstanding	Preference	offering costs
NKG	2028	585	$58,500,000	$58,447,874
NMS	2028	528	$52,800,000	$52,763,527

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NKG	540-day	2028	December 1 2028*	February 13, 2019
NMS	360-day	2028	December 1 2028*	November 30, 2019

* Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NKG	NMS
Average liquidation preference of AMTP shares outstanding	$58,500,000	$52,800,000
Annualized dividend rate	0.86%	0.95%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with each Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

MuniFund Preferred Shares

NOM has issued and has outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.

The Fund is obligated to redeem its MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.

•	Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of their shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

The Fund will pay a remarketing fee on the aggregate principal amount of all MFP shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

•	Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

Notes to Financial Statements (Unaudited) (continued)

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

•	Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enables its shareholders to require a liquidity provider, with which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP Shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, details of the Fund’s MFP Shares outstanding were as follows:

Liquidation
				Preference,	Term		Mode
		Shares	Liquidation	net of deferred	Redemption		Termination
Fund	Series	Outstanding	Preference	offering costs	Date	Mode	Date
NOM	A	180	$18,000,000	$17,791,310	October 1, 2047	VRM	October 12, 2022

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

NOM
Average liquidation preference of MFP Shares outstanding	$18,000,000
Annualized dividend rate	1.04%

Variable Rate Demand Preferred Shares

The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, details of the Funds’ VRDP Shares outstanding were as follows:

					Liquidation
					Preference,	Special Rate
		Shares	Remarketing	Liquidation	net of deferred	Period
Fund	Series	Outstanding	Fees*	Preference	offering costs	Expiration	Maturity

NMT	1	740	N/A	$ 74,000,000	$ 73,753,680	March 1, 2047	March 1, 2047

NPV	1	1,280	N/A	$128,000,000	$127,670,980	July 20, 2022	August 3, 2043

*	Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
N/A	Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom the each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Each Fund’s Series 1 VRDP Shares are considered to be Special Rate Period VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, or the Board may approve a subsequent special rate period.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NMT	NPV
Average liquidation preference of VRDP Shares outstanding	$74,000,000	$128,000,000
Annualized dividend rate	0.86%	1.13%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Fund in connection with its offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, the Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions

The Funds did not have any transactions in preferred shares during the current and prior fiscal period.

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

Notes to Financial Statements (Unaudited) (continued)

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2021.

	NKG	NMT	NMS	NOM	NPV
Tax cost of investments	$188,097,157	$196,217,886	$131,794,591	$45,435,152	$362,523,578
Gross unrealized:
Appreciation	$ 15,292,765	$ 16,948,735	$ 9,899,640	$ 3,496,354	$ 39,492,521
Depreciation	(929,105)	(44,834)	(64,563)	(108,361)	(501,910)
Net unrealized appreciation (depreciation) of investments	$ 14,363,660	$ 16,903,901	$ 9,835,077	$ 3,387,993	$ 38,990,611

Permanent differences, primarily due to taxable market discount, federal taxes paid, and nondeductible offering costs resulted in reclassifications among the Funds’ components of common share net assets as of May 31, 2021, the Funds’ last tax year end.

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2021, the Funds’ last tax year end, were as follows:

	NKG	NMT	NMS	NOM	NPV
Undistributed net tax-exempt income[1]	$860,914	$693,642	$368,409	$199,506	$1,640,091
Undistributed net ordinary income[2]	1,713	107	2,245	8,894	395
Undistributed net long-term capital gains	—	—	—	—	—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 3, 2021, paid on June 1, 2021.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2021 was designated for purposes of the dividends paid deduction as follows:

	NKG	NMT	NMS	NOM	NPV
Distributions from net tax-exempt income	$5,405,359	$ 5,089,900	$3,544,479	$1,171,018	$10,301,231
Distributions from net ordinary income[2]	2,544	313	5,926	25,677	1,257
Distributions from net long-term capital gains	—	—	—	—	—

2       Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of May 31, 2021, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NKG	NMT	NMS	NOM	NPV
Not subject to expiration:
Short-term	$1,955,288	$1,666,041	$697,743	$ 523,213	$ 6,176,697
Long-term	2,307,017	3,232,092	213,873	712,210	10,099,314
Total	$4,262,305	$4,898,133	$911,616	$1,235,423	$16,276,011

During the Funds’ last tax year ended May 31, 2021, the following Funds utilized capital loss carryforwards as follows:

	NKG	NMT	NMS	NOM
Utilized capital loss carryforwards	$652,493	$168,140	$171	$12,956

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Averaged Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen Funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of November 30, 2021, the complex-level fee for each Fund was 0.1534%.

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NMS
Purchases	$ —
Sales	1,731,491
Realized gain (loss)	(2,362)

Notes to Financial Statements (Unaudited) (continued)

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

9. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multifactor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Georgia Quality Municipal Income Fund (NKG)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NKG.

Nuveen Massachusetts Quality Municipal Income Fund (NMT)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMT.

Nuveen Minnesota Quality Municipal Income Fund (NMS)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMS.

Nuveen Missouri Quality Municipal Income Fund (NOM)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NOM.

Nuveen Virginia Quality Municipal Income Fund (NPV)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NPV.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NKG	NMT	NMS	NOM	NPV
Common shares repurchased	—	—	—	—	—

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report (Unaudited)

• Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

• Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

• Escrowed to Maturity Bond: When proceeds of a refunding issue are deposited in an escrow account for investment in an amount sufficient to pay the principal and interest on the issue being refunded. In some cases, though, an issuer may expressly reserve its right to exercise an early call of bonds that have been escrowed to maturity.

• Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

• Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

• Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

• Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

• Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

• S&P Municipal Bond Index: A market value-weighted index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Used in this Report (Unaudited) (continued)

• S&P Municipal Bond Georgia Index: A market value-weighted index designed to measure the performance of the tax-exempt Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• S&P Municipal Bond Massachusetts Index: A market value-weighted index designed to measure the performance of the tax-exempt Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• S&P Municipal Bond Minnesota Index: A market value-weighted index designed to measure the performance of the tax-exempt Minnesota municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• S&P Municipal Bond Missouri Index: A market value-weighted index designed to measure the performance of the tax-exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• S&P Municipal Bond Virginia Index: A market value-weighted index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

• Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.

• Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

• Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC member of FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-A-1121D 1972941-INV-B-01/23

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Massachusetts Quality Municipal Income Fund

By (Signature and Title) /s/ Mark L. Winget

Mark L. Winget

Vice President and Secretary

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb

David J. Lamb

Chief Administrative Officer

(principal executive officer)

Date: February 4, 2022

By (Signature and Title) /s/ E. Scott Wickerham

E. Scott Wickerham

Vice President and Controller

(principal financial officer)

Date: February 4, 2022